As filed with the Securities and Exchange Commission on February 27, 2015
File No. 333-174574
File No. 811-22563

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	10	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	12	[	X	]

(Check appropriate box or boxes.)

Mairs & Power Funds Trust
(Exact Name of Registrant as Specified in Charter)

W1520 First National Bank Building
332 Minnesota Street
St. Paul, MN 55101-1363
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code: (651) 222-8478

Andrea C. Stimmel, Chief Compliance Officer & Treasurer
W1520 First National Bank Building
332 Minnesota Street
St. Paul, MN 55101-1363
(Name and Address of Agent for Service)

With copies to:
Ellen Drought, Esq.
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[	X	]	on April 30, 2015 pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Mairs & Power Funds

Growth Fund Ticker Symbol: MPGFX Balanced Fund Ticker Symbol: MAPOX Small Cap Fund Ticker Symbol: MSCFX

Prospectus
[…], 2015

The Securities and Exchange Commission has not determined if the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

Table of Contents - Prospectus
i

ii

Summary Section

Mairs & Power Growth Fund

Investment Objective
The objective of the Mairs & Power Growth Fund (the Fund) is to provide shareholders with a diversified portfolio of common stocks, which have the potential for above-average, long-term appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Other Expenses (1)	[…]%
Total Annual Fund Operating Expenses	[…]%
(1)
“Other Expenses” includes Acquired Fund Fees and Expenses, which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, such as money market funds. The Total Annual Fund Operating Expenses for the Fund in the table above differs from the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of the prospectus because the audited information in the “Financial Highlights” reflects the operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses, which was […]% for the fiscal year ended December 31, 2014.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and you then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$[…]	$[…]	$[…]	$[…]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was […]% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in United States common stocks. The Fund may also invest in securities of foreign issuers which are listed on a United States stock exchange or are represented by American Depositary Receipts (ADRs) . In selecting securities for the Fund, the Fund’s investment adviser, Mairs and Power, Inc. (the Adviser) gives preference to holdings in high quality companies, which are characterized by earnings that are reasonably predictable, have a return on equity that is above-average, hold market dominance and have financial strength.  Some emphasis is placed on small companies (companies with a market capitalization of less than two billion dollars at the time of initial purchase) to midcap companies (companies with a market capitalization between two and ten billion dollars at the time of initial purchase). Some emphasis is given to companies located in the Upper Midwest region of the United States (which the Adviser considers to be the states of Illinois, Iowa, Minnesota, North Dakota, South Dakota and Wisconsin). The Fund seeks to keep its assets reasonably fully invested, to maintain modest portfolio turnover rates and to moderate risk by investing in a diversified portfolio of equity securities.

Table of Contents - Prospectus

The Fund may sell its portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks of Investing in the Fund

All investments have risks. The Fund is designed for long-term investors. You should be prepared to accept fluctuations in portfolio value as the Fund seeks to achieve its investment objective. The Fund cannot provide assurance that it will achieve its objective. Loss of money is a risk of investing in the Fund. The main risks of investing in the Fund are:

Market Conditions
The Fund’s investments are subject to market risk, which may cause the value of the Fund to decline. Equity securities are generally subject to greater risk than fixed income securities in adverse market conditions. Equity security prices may fluctuate markedly over the short-term due to changing market conditions, interest rate fluctuations and various economic and political factors.

Fund Management
Active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

Common Stock
Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions. The Fund could lose money if a company in which it invests becomes financially distressed.

Small and Midcap Securities
Small and midcap companies may have a shorter history of operations and be less diversified with respect to their product line. Stocks of these companies tend to be more volatile and less liquid than large company stocks.

Securities of Foreign Issuers and ADRs
There are certain risks in securities of foreign issuers which are not associated with domestic securities. These risks among others include political, social or economic instability, difficulty in predicting international trade patterns, taxation and foreign trading practices, and greater fluctuations in price than United States corporations. In addition, there may be less publicly available information about a foreign company than about a United States domiciled company.

Upper Midwest Geographic Risk
The Fund places some emphasis in securities of companies that are located in the Upper Midwest region of the United States, and the Fund may be impacted by events or conditions affecting the region to a greater extent than if the Fund invested in more geographically diverse investments.  For example, political and economic conditions and changes in regulatory, tax or economic policy in a state or region could affect the economy or particular business operations of companies located in the state or region.

Performance

Risk/Return Bar Chart and Table
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year over a 10-year period. Both the chart and the table assume that all distributions have been reinvested. The Fund is the successor to Mairs and Power Growth Fund, Inc. (the Predecessor Fund), which was reorganized into the Fund effective December 31, 2011. The performance information for periods before December 31, 2011 reflects the historical performance of the Predecessor Fund. Visit the Fund’s website at www.mairsandpower.com, or call 800-304-7404 for current performance figures. Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Table of Contents - Prospectus

Calendar Year Returns as of December 31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Highest Quarter	[…]	[…]%
Lowest Quarter	[…]	[…]%

Average Annual Total Returns
The following table shows how the Fund’s average annual returns before and after taxes for one, five and ten years compare to those of the S&P 500 Total Return Index. The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Average Annual Total Returns
(For the periods ended December 31, 2014 )	1 year	5 years	10 years
Return Before Taxes	[…]%	[…]%	[…]%
Return After Taxes on Distributions	[…]%	[…]%	[…]%
Return After Taxes on Distributions and Sale of Fund Shares	[…]%	[…]%	[…]%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[…]%	[…]%	[…]%

Portfolio Management
The Fund employs Mairs and Power, Inc. to manage the Fund’s investment portfolio.  Mark L. Henneman, lead portfolio manager of the Fund since July 1, 2013 and co-manager of the Fund from January 2006 to June 2013, is President, Chief Investment Officer and Director of the Adviser.  Andrew R. Adams, co-manager of the Fund since January 1, 2015, is Vice President and Director of the Adviser.

Purchase and Sale of Fund Shares
The minimum initial and subsequent investment amounts offered by the Fund are:

Type of Account	Minimum Investment	Subsequent Investment
Regular	$2,500	$100
IRA	$1,000	$100

Table of Contents - Prospectus

You may purchase, exchange or redeem Fund shares directly through the Fund’s transfer agent by writing or calling:
Mairs & Power Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 800-304-7404

Qualifying shareholders may also purchase, exchange or redeem Fund shares on-line at www.mairsandpower.com.

Fund transactions may be made on any day the New York Stock Exchange is open for business. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relating to the purchase or sale of Fund shares.

Tax Information
The Fund’s distributions are taxable and will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer, bank or other financial intermediary (such as a financial adviser), the Fund and/or the Adviser may pay a fee to the intermediary for certain services including sub-accounting services, delivering Fund documents to shareholders and providing information about the Fund. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

Mairs & Power Balanced Fund

Investment Objectives
The objective of the Mairs & Power Balanced Fund (the Fund) is to provide capital growth, current income and preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses(1)	[…]%
Total Annual Fund Operating Expenses	[…]%
(1)
“Other Expenses” includes Acquired Fund Fees and Expenses, which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, such as money market funds. The Total Annual Fund Operating Expenses for the Fund in the table above differs from the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of the prospectus because the audited information in the “Financial Highlights” reflects the operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses, which was […]% for the fiscal year ended December 31, 2014.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and you then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$[…]	$[…]	$[…]	$[…]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was […]% of the average value of its portfolio.

Principal Investment Strategies
The Fund emphasizes investments in common stock and other securities convertible into common stock as well as fixed income securities such as corporate bonds and United States government securities. In selecting securities for the Fund, the Fund’s investment adviser, Mairs and Power, Inc. (the Adviser) gives preference to equity holdings in high quality companies, which are characterized by earnings that are reasonably predictable, have a return on equity that is above-average, hold market dominance and have financial strength. Some emphasis is given to companies located in the Upper Midwest region of the United States (which the Adviser considers to be the states of Illinois, Iowa, Minnesota, North Dakota, South Dakota and Wisconsin) and to small and midcap companies (the Adviser defines a small company as a company with less than two billion dollars in market capitalization at the time of initial purchase, and a midcap company has a market capitalization between two and ten billion dollars at the time of initial purchase). The Adviser also gives preference to higher rated investment-grade fixed income securities (rated Baa or better by Moody’s Investors Service). Lower rated convertible and non-convertible debt securities may be purchased if, in the opinion of the Adviser, the potential rewards outweigh the incremental risks. The Fund may invest in mortgage-backed securities. The Fund may also invest in securities of foreign issuers which are listed on a United States stock exchange or are represented by American Depositary Receipts (ADRs). The Fund seeks to keep its assets reasonably fully invested, to maintain modest portfolio turnover rates and to moderate risk by investing in a diversified portfolio of equity and fixed income securities.

Table of Contents - Prospectus

The Fund may sell its portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks of Investing in the Fund

All investments have risks. The Fund is designed for long-term investors. You should be prepared to accept fluctuations in portfolio value as the Fund seeks to achieve its investment objectives. The Fund cannot provide assurance that it will achieve its objectives. Loss of money is a risk of investing in the Fund. The main risks of investing in the Fund are:

Market Conditions
The Fund’s investments are subject to market risk, which may cause the value of the Fund to decline. Equity securities are generally subject to greater risk than fixed income securities in adverse market conditions. Equity security prices may fluctuate markedly over the short-term due to changing market conditions, interest rate fluctuations and various economic and political factors.

Fund Management
Active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objectives could cause the Fund to underperform compared to other funds having similar investment objectives.

Common Stock
Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions. The Fund could lose money if a company in which it invests becomes financially distressed.

Interest Rate Risk
Fixed-rate debt securities are subject to interest rate risk, which is the risk the value of a fixed-rate debt security will decline due to an increase in market interest rates. When interest rates rise, the value of a fixed-rate debt security generally decreases. When interest rates decline, the value of a fixed-rate debt security generally increases. Generally, a debt security with a longer maturity will have greater price volatility as a result of interest rate changes than a debt security with a shorter maturity. Investors in the Fund bear the risk that increases in market interest rates will cause the value of the investment portfolio to decline.

Credit Risk
Fixed income securities are subject to credit risk, which is the risk that the issuer of a debt security will fail to make interest and principal payments when due. Securities issued by the United States government generally are viewed as carrying minimal credit risk. Securities issued by private entities and governmental entities not backed by the full faith and credit of the United States are subject to higher levels of credit risk. Payment defaults could cause the value of the Fund’s investment portfolio to decline.

Maturity Risk
Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

Debt Securities Rated Less than Investment-Grade
These securities have a higher degree of credit risk than investment-grade securities. Companies that issue these lower rated securities (also known as “high yield” or “junk bonds”) are often highly leveraged and traditional methods of financing may not be available to them. Also, market values of lower rated securities may be more sensitive to developments which affect the individual issuer and to general economic conditions.

Table of Contents - Prospectus

Call Risk
The Fund invests in corporate bonds, which are subject to call risk. Corporate bonds, preferred stock, and some securities issued by United States agencies may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date. If a bond held by the Fund is called during a period of declining interest rates, the Fund will likely reinvest the proceeds received by it at a lower interest rate than that of the called bond, causing a decrease in the Fund’s income.

Government Obligations Risks
No assurance can be given that the United States government will provide financial support to United States government-sponsored agencies or instrumentalities where it is not obligated to do so by law, such as the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the United States government. While the United States government provides financial support to various United States government-sponsored agencies and instrumentalities, such as Fannie Mae and Freddie Mac, no assurance can be given that it will always do so.

Mortgage-Backed Securities
The Fund may invest in mortgage-backed securities, which represent “pools” of mortgages held in trust or in the form of collateralized mortgage obligations.  Mortgage-backed securities are subject to the risk of default on the underlying mortgage.  Mortgage-backed securities are also subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Fund may have to replace the security by investing the proceeds in a less attractive security, which may reduce the Fund’s performance and income distribution. In a period of rising interest rates, these securities may exhibit additional volatility. Mortgage prepayments may slow, causing portfolio securities considered short or intermediate term to become long-term securities which fluctuate more widely in response to interest rates than shorter term securities.

Securities of Foreign Issuers and ADRs
There are certain risks in securities of foreign issuers which are not associated with domestic securities. These risks include political, social or economic instability, difficulty in predicting international trade patterns, taxation and foreign trading practices, and greater fluctuations in price than United States corporations. In addition, there may be less publicly available information about a foreign company than about a United States domiciled company.

Small and Midcap Securities
Small and midcap companies may have a shorter history of operations and be less diversified with respect to their product line. Stocks of these companies tend to be more volatile and less liquid than large company stocks.

Upper Midwest Geographic Risk
The Fund places some emphasis in securities of companies that are located in the Upper Midwest region of the United States, and the Fund may be impacted by events or conditions affecting the region to a greater extent than if the Fund invested in more geographically diverse investments.  For example, political and economic conditions and changes in regulatory, tax or economic policy in a state or region could affect the economy or particular business operations of companies located in the state or region.

Performance

Risk/Return Bar Chart and Table
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year over a 10-year period. Both the chart and the table assume that all distributions have been reinvested. The Fund is the successor to Mairs and Power Balanced Fund, Inc. (the Predecessor Fund), which was reorganized into the Fund effective December 31, 2011. The performance information for periods before December 31, 2011 reflects the historical performance of the Predecessor Fund. Visit the Fund’s website at www.mairsandpower.com, or call 800-304-7404 for current performance figures. Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Table of Contents - Prospectus

Calendar Year Returns as of December 31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Highest Quarter	[…]	[…]%
Lowest Quarter	[…]	[…]%

Average Annual Total Returns
The following table shows how the Fund’s average annual returns before and after taxes for one, five and ten years compare to those of the S&P 500 Total Return Index, the Barclays Government/Credit Bond Index and a Composite Index. The Composite Index reflects an unmanaged portfolio comprised of 60% S&P 500 Total Return Index and 40% Barclays Government/Credit Bond Index, which is composed of high-quality, investment-grade U.S. government and corporate fixed income securities with maturities greater than one year.

The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Average Annual Total Returns
(For the periods ended December 31, 2014 )	1 year	5 years	10 years
Return Before Taxes	[…]%	[…]%	[…]%
Return After Taxes on Distributions	[…]%	[…]%	[…]%
Return After Taxes on Distributions and Sale of Fund Shares	[…]%	[…]%	[…]%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[…]%	[…]%	[…]%
Composite Index (reflects no deduction for fees, expenses or taxes)	[…]%	[…]%	[…]%
Barclays Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	[…]%	[…]%	[…]%

Portfolio Management
The Fund employs Mairs and Power, Inc. to manage the Fund’s investment portfolio.  Ronald L. Kaliebe, lead portfolio manager of the Fund since July 1, 2013 and co-manager of the Fund from January 2006 to June 2013, is Senior Vice President, Director of Fixed Income and Director of the Adviser.  Kevin V. Earley, co-manager of the Fund since January 1, 2015, is Vice President and Director of the Adviser since 2013.

Table of Contents - Prospectus

Purchase and Sale of Fund Shares
The minimum initial and subsequent investment amounts offered by the Fund are:

Type of Account	Minimum Investment	Subsequent Investment
Regular	$2,500	$100
IRA	$1,000	$100

You may purchase, exchange or redeem Fund shares directly through the Fund’s transfer agent by writing or calling:

Mairs & Power Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 800-304-7404

Qualifying shareholders may also purchase, exchange or redeem Fund shares on-line at www.mairsandpower.com.

Fund transactions may be made on any day the New York Stock Exchange is open for business. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relating to the purchase or sale of Fund shares.

Tax Information
The Fund’s distributions are taxable and will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer, bank or other financial intermediary (such as a financial adviser), the Fund and/or the Adviser may pay a fee to the intermediary for certain services including sub-accounting services, delivering Fund documents to shareholders and providing information about the Fund. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

Mairs & Power Small Cap Fund

Investment Objective
The objective of the Mairs & Power Small Cap Fund (the Fund) is to seek above-average, long-term appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Other Expenses(1)	[…]%
Total Annual Fund Operating Expenses	[…]%
(1)
“Other Expenses” includes Acquired Fund Fees and Expenses, which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, such as money market funds. The Total Annual Fund Operating Expenses for the Fund in the table above differs from the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of the prospectus because the audited information in the “Financial Highlights” reflects the operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses, which was […]% for the fiscal year ended December 31, 2014.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and you then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$[…]	$[…]	$[…]	$[…]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was […]% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally will invest at least 80% of its net assets (including borrowings for investment purposes) in common stocks issued by small cap companies. For this purpose, small cap companies are defined as companies whose market capitalization at the time of purchase come within the non-float adjusted range represented by companies in the S&P SmallCap 600 Total Return Index as of December 31 of the preceding year. The S&P SmallCap 600 Total Return Index is a widely used benchmark for small cap performance and is rebalanced continuously. As of December 31, 2014, the non-float adjusted market capitalization ranges for the S&P SmallCap 600 Total Return Index were approximately $91 million to $4.8 billion.

In selecting securities for the Fund, the Fund’s investment adviser, Mairs and Power, Inc. (the Adviser) gives preference to companies with attractive business niches, strong competitive positions, and the potential to grow revenues, earnings and cash flows consistently over the long-term. Capable management with a track record of prudent capital deployment is also an important consideration. Some emphasis is given to companies located in the Upper Midwest region of the United States (which the Adviser considers to be the states of Illinois, Iowa, Minnesota, North Dakota, South Dakota and Wisconsin). The Fund also may invest in common stocks issued by companies with market capitalizations above the non-float adjusted range of the S&P SmallCap 600 Total Return Index. The Fund may also invest in securities of foreign issuers which are listed on a United States stock exchange or are represented by American Depositary Receipts (ADRs).  The Fund seeks to keep its assets reasonably fully invested, to maintain modest portfolio turnover rates, and to mitigate risk by investing in a diversified portfolio of securities.

Table of Contents - Prospectus

The Fund may sell its portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks of Investing in the Fund

All investments have risks. The Fund is designed for long-term investors. You should be prepared to accept fluctuations in portfolio value as the Fund seeks to achieve its investment objective. The Fund cannot provide assurance that it will achieve its objective. Loss of money is a risk of investing in the Fund. The main risks of investing in the Fund are:

Market Conditions
The Fund’s investments are subject to market risk, which may cause the value of the Fund to decline. Equity securities are generally subject to greater risk than fixed income securities in adverse market conditions. Equity security prices may fluctuate markedly over the short-term due to changing market conditions, interest rate fluctuations and various economic and political factors.

Fund Management
Active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

Common Stock
Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions. The Fund could lose money if a company in which it invests becomes financially distressed.

Small Cap Stocks
Generally, companies with smaller market capitalizations have fewer shares traded daily, less liquidity, and greater price volatility than companies with larger market capitalizations. In addition, small cap companies tend to have shorter track records, a more limited product or service base, more limited access to capital, and a greater possibility of failing. These factors increase the risk of investing in small cap companies, as compared to mid cap and large cap companies.

Initial Public Offering (IPO) Risk
The Fund may invest in initial public offerings by small cap companies, which can involve greater risks than investments in companies which are already publicly traded. The companies which make IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. In addition, stock prices of IPOs can be highly unstable due to the absence of a prior public market and other factors.

Securities of Foreign Issuers and ADRs
There are certain risks in securities of foreign issuers which are not associated with domestic securities. These risks include political, social or economic instability, difficulty in predicting international trade patterns, taxation and foreign trading practices, and greater fluctuations in price than United States corporations. In addition, there may be less publicly available information about a foreign company than about a United States domiciled company.

Upper Midwest Geographic Risk
The Fund places some emphasis in securities of companies that are located in the Upper Midwest region of the United States, and the Fund may be impacted by events or conditions affecting the region to a greater extent than if the Fund invested in more geographically diverse investments.  For example, political and economic conditions and changes in regulatory, tax or economic policy in a state or region could affect the economy or particular business operations of companies located in the state or region.

Table of Contents - Prospectus

Performance

Risk/Return Bar Chart and Table
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows the Fund’s performance over a three-year period. Both the chart and the table assume that all distributions have been reinvested. Visit the Fund’s website at www.mairsandpower.com, or call 800-304-7404 for current performance figures. Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Return as of December 31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Highest Quarter	[…]	[…]%
Lowest Quarter	[…]	[…]%

Average Annual Total Returns
The following table shows how the Fund’s average annual returns before and after taxes for one year and since inception compare to those of the S&P SmallCap 600 Total Return Index. The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Average Annual Total Returns		Since Inception
(For the periods ended December 31, 2014 )	1 year	(August 11, 2011)
Return Before Taxes	[…]%	[…]%
Return After Taxes on Distributions	[…]%	[…]%
Return After Taxes on Distributions and Sale of Fund Shares	[…]%	[…]%
S&P SmallCap 600 Total Return Index (reflects no deduction for fees, expenses or taxes)	[…]%	[…]%

Portfolio Management
The Fund employs Mairs and Power, Inc. to manage the Fund’s investment portfolio.  Andrew R. Adams, the lead portfolio manager of the Fund since inception in 2011, is Vice President and Director of the Adviser.  Allen D. Steinkopf, co-manager of the Fund since January 1, 2015, is Vice President and Director of the Adviser since 2013.

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Purchase and Sale of Fund Shares
The minimum initial and subsequent investment amounts offered by the Fund are:

Type of Account	Minimum Investment	Subsequent Investment
Regular	$2,500	$100
IRA	$1,000	$100

You may purchase, exchange or redeem Fund shares directly through the Fund’s transfer agent by writing or calling:

Mairs & Power Funds
c/o U.S. Bancorp Fund Services, LLC
P.O Box 701
Milwaukee, WI 53201-0701
Telephone: 800-304-7404

Qualifying shareholders may also purchase, exchange or redeem Fund shares on-line at www.mairsandpower.com.

Fund transactions may be made on any day the New York Stock Exchange is open for business. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relating to the purchase or sale of Fund shares.

Tax Information
The Fund’s distributions are taxable and will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer, bank or other financial intermediary (such as a financial adviser), the Fund and/or the Adviser may pay a fee to the intermediary for certain services including sub-accounting services, delivering Fund documents to shareholders and providing information about the Fund. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Fund Details

Mairs & Power Growth Fund

Investment Objective
The objective of the Growth Fund is to provide shareholders with a diversified portfolio of common stocks, which have the potential for above-average, long-term appreciation. This objective may not be changed without shareholder approval.

Implementation of Investment Objective
The Growth Fund’s strategy is to purchase quality growth-oriented stocks at reasonable valuation levels. The intention is to hold these stocks for relatively long periods of time to allow the power of compounding to build wealth for the Fund’s shareholders. However, sales are made from time to time in response to such factors as changing fundamentals and excessive valuation.

The Growth Fund invests primarily in United States common stocks. The Fund may also invest in ADRs and other foreign equity securities. In selecting securities for the Fund, the Adviser gives preference to holdings in high quality companies which are characterized by earnings that are reasonably predictable, have a return on equity that is above- average, hold market dominance and have financial strength.

The Adviser believes that smaller capitalization companies provide somewhat higher returns over longer time frames. The Growth Fund places some emphasis on small and midcap companies, and to companies located in the Upper Midwest region of the United States (which the Adviser considers to be the states of Illinois, Iowa, Minnesota, North Dakota, South Dakota and Wisconsin). The Adviser defines a small company as a company with less than two billion dollars in market capitalization. A midcap company has a market capitalization between two and ten billion dollars.

The Growth Fund may invest up to 25% of its total assets in securities of foreign equity issuers, which are either listed on a United States securities exchange or represented by American Depositary Receipts (ADRs).

Assets in the Growth Fund are expected to be reasonably fully invested.  Cash or cash equivalent investments (money market funds and other short-term investments) may be held from time to time to provide liquidity, to meet redemptions, and to act as a reserve for future purchases.

Portfolio turnover is expected to be low when compared to other growth mutual funds. The Fund’s portfolio turnover rates for the years ended December 31, 2014, 2013, and 2012 were […], 3.79%, and 1.58%, respectively. An increase in portfolio changes may occur during periods of changing economic, market and political conditions, or as a result of purchases and redemptions. As a result, there could be a higher turnover rate, which could result in the realization of higher capital gains and losses.

Mairs & Power Balanced Fund

Investment Objective
The objective of the Balanced Fund is to provide capital growth, current income and preservation of capital.  This objective may not be changed without shareholder approval.

Implementation of Investment Objective
The Balanced Fund’s strategy is to purchase quality growth-oriented stocks at reasonable valuation levels. The Balanced Fund seeks to invest in companies with earnings that are reasonably predictable, have a return on equity that is above-average, hold market dominance and have financial strength. Some emphasis is given to companies located in the Upper Midwest region of the United States (which the Adviser considers to be the states of Illinois, Iowa, Minnesota, North Dakota, South Dakota and Wisconsin), and to small and midcap companies (the Adviser defines a small company as a company with less than two billion dollars in market capitalization at the time of initial purchase, and a midcap company has a market capitalization between two and ten billion dollars at the time of initial purchase). The intention is to hold these stocks for relatively long periods of time to allow the power of compounding to build wealth for the Fund’s shareholders. However, sales are made from time to time in response to such factors as changing fundamentals and excessive valuation.

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The Balanced Fund also invests in fixed income investments, primarily including investment-grade United States government obligations, and corporate bonds. Although the Balanced Fund will invest primarily in higher rated investment-grade debt securities (rated Baa or better by Moody’s Investor Service), lower rated convertible and non-convertible debt securities may be purchased if, in the opinion of the Adviser, the potential rewards outweigh the incremental risks. Less than investment-grade debt securities sometimes are referred to as “high-yield securities” or “junk bonds.” The Fund may invest in mortgage-backed securities. Fixed income securities are selected based upon their credit quality and ability to provide regular, current income. Fixed income securities are generally held to maturity. Occasionally sales are made in response to factors such as changing fundamentals, investment strategy shifts and excessive valuation.

The Balanced Fund may invest up to 25% of its total assets in securities of foreign issuers, which are either listed on a United States securities exchange or represented by ADRs.

Assets in the Balanced Fund are expected to be reasonably fully invested. Cash or cash equivalent investments (money market funds and other short-term investments) may be held from time to time to provide liquidity, to meet redemptions, and act as a reserve for future purchases.

Portfolio turnover is expected to be low when compared to other balanced mutual funds. The Fund’s portfolio turnover rates for the years ended December 31, 2014, 2013, and 2012 were […], 3.02%, and 5.46%, respectively. An increase in portfolio changes may occur during periods of changing economic, market and political conditions, or as a result of purchases and redemptions. As a result, there could be a higher turnover rate, which could result in the realization of higher capital gains and losses.

Mairs & Power Small Cap Fund

Investment Objective
The objective of the Small Cap Fund is to seek above-average, long-term appreciation.  This objective may not be changed without shareholder approval.

Implementation of Investment Objective
The Small Cap Fund normally will invest at least 80% of its net assets (including borrowings for investment purposes) in common stocks issued by small cap companies, with some emphasis on companies located in the Upper Midwest region of the United States (which the Adviser considers to be the states of Illinois, Iowa, Minnesota, North Dakota, South Dakota and Wisconsin). For this purpose, small cap companies are defined as companies whose market capitalization at the time of purchase come within the non-float adjusted range represented by the companies in the S&P SmallCap 600 Total Return Index as of December 31 of the preceding year. The S&P SmallCap 600 Total Return Index is a widely used benchmark for small cap performance. The S&P SmallCap 600 Total Return Index is rebalanced continuously as additions and deletions of companies included in the S&P SmallCap 600 Total Return Index are made in response to corporate actions and market developments. As of December 31, 2014, the non-float adjusted market capitalization ranges for the S&P SmallCap 600 Total Return Index were approximately $91 million to $4.8 billion. The Small Cap Fund will not change its policy of normally investing at least 80% of its net assets in small cap stocks unless it provides shareholders with at least 60 days prior notice of the change.

In selecting securities for the Fund, the Adviser gives preference to companies with attractive business niches, strong competitive positions, and the potential to grow revenues, earnings and cash flows consistently over the long-term. Capable management with a track record of prudent capital deployment is also an important consideration. Some emphasis is given to companies located in the Upper Midwest region of the United States. Stock selection may reflect either a growth or value investment approach.

The Small Cap Fund may invest up to 25% of its total assets in securities of foreign equity issuers, which are either listed on a United States securities exchange or represented by ADRs.

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Assets in the Small Cap Fund are expected to be reasonably fully invested.  Cash or cash equivalent investments (money market funds and other short-term investments) may be held from time to time to provide liquidity, to meet redemptions, and to act as a reserve for future purchases.

Portfolio turnover is expected to be low when compared to other small cap mutual funds. The Fund’s portfolio turnover rates for the periods ended December 31, 2014, 2013, and 2012 were […], 34.91%, and 6.93%, respectively. An increase in portfolio changes may occur during periods of changing economic, market and political conditions, or as a result of purchases and redemptions. As a result, there could be a higher turnover rate, which could result in the realization of higher capital gains and losses.

Temporary Defensive Policies
In order to respond to adverse market, economic, political or other conditions, each Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or cash equivalents, such as money market funds and other short-term investments. A Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Investment Limitations Policy
A detailed description of each Fund’s investment limitations is contained in the Statement of Additional Information (SAI). Some limitations are fundamental policies, which mean they cannot be changed without the approval of a majority of a Fund’s shareholders, as defined in the SAI.  The percentage limitations set forth under “Implementation of Investment Objective” are measured at the time of investment.

Disclosure of Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI and on the Funds’ website. A complete list of each Fund’s holdings is available approximately 15 days after each quarter-end at www.mairsandpower.com. This list remains available on the website until it is replaced with the following quarter-end list. The portfolio holdings list is also filed in each Fund’s annual and semi-annual reports to shareholders filed with the SEC on Form N-CSR and on Form N-Q for the first and third fiscal quarters. Forms N-CSR and N-Q may be viewed on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may contact the Public Reference Room for information by calling direct at 202-551-8090 or by calling 800-SEC-0330.

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Risks

All investments have risks. Each Fund is designed for long-term investors. You should be prepared to accept fluctuations in portfolio value as a Fund seeks to achieve its investment objective. A Fund cannot provide assurance that it will achieve its objective. Loss of money is a risk of investing in the Funds. The main risks of investing in the Funds are:

	Growth Fund	Balanced Fund	Small Cap Fund
Call Risk		X
Common Stock Risk	X	X	X
Credit Risk		X
Debt Securities Rated Less Than Investment-Grade Risk		X
Fund Management Risk	X	X	X
Government Obligations Risks		X
Initial Public Offering (IPO) Risk			X
Interest Rate Risk		X
Market Conditions Risk	X	X	X
Maturity Risk		X
Mortgage-Backed Securities Risk		X
Securities of Foreign Issuers and ADRs Risk	X	X	X
Small Cap Stocks Risk			X
Small and Midcap Securities Risk	X	X
Upper Midwest Geographic Risk	X	X	X

Call Risk
Corporate bonds, preferred stock, and some securities issued by United States agencies may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date. This risk increases when market interest rates are declining, because issuers may find it desirable to refinance by issuing new bonds at lower interest rates. If a bond held by a Fund is called during a period of declining interest rates, the Fund will likely reinvest the proceeds received by it at a lower interest rate than that of the called bond, causing a decrease in the Fund’s income.

Common Stock Risk
Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions. Common stocks are subject to greater fluctuations in market values than other asset classes. A Fund could lose money if a company in which it invests becomes financially distressed.

Credit Risk
Credit risk is the risk that the issuer of a debt security will fail to make interest and principal payments when due. Securities issued or guaranteed by the United States government generally are viewed as carrying minimal credit risk. Securities issued by governmental entities but not backed by the full faith and credit of the United States, and securities issued by private entities, are subject to higher levels of credit risk. Investors in a Fund bear the risk that payment defaults could cause the value of the Fund’s investment portfolio to decline.

Debt Securities Rated Less than Investment-Grade Risk
To the extent that a Fund invests in convertible debt securities which are rated less than investment-grade securities (also known as “high yield bonds” or “junk bonds”), it will undertake a higher degree of credit risk than is associated with higher rated debt securities. Companies that issue these lower rated securities are often highly leveraged and may not have more traditional methods of financing available to them. In addition, the market values of lower rated securities may be more sensitive to developments which affect the individual issuer and to general economic conditions than the market values of higher rated securities.

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Fund Management Risk
Each Fund’s performance depends on the active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective. A Fund could underperform compared to other mutual funds having similar investment objectives.

Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law, such as Fannie Mae and Freddie Mac. Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. government. While the U.S. government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as Fannie Mae and Freddie Mac, no assurance can be given that it will always do so.

Initial Public Offering (IPO) Risk
By virtue of its size and institutional nature, the Adviser may have greater access to IPOs than individual investors. To the extent that a Fund invests in IPOs, a Fund may be exposed to a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and subject to uncertain substantial dilution of the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Interest Rate Risk
Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to an increase in market interest rates. When interest rates rise, the value of a fixed-rate debt security generally decreases. When interest rates decline, the value of a fixed-rate debt security generally increases. The final maturity of debt securities will also affect interest rate risk and the price volatility of the portfolio. Generally, a debt security with a longer maturity will have greater price volatility as a result of interest rate changes than a debt security with a shorter maturity. Consequently, investors in a Fund bear the risk that increases in market interest rates will cause the value of the investment portfolio to decline.

Market Conditions Risk
Each Fund is subject to the general risk of adverse market conditions. The market prices of equity securities are generally subject to greater risk than prices of fixed income securities, such as bonds and preferred stock. Although equity securities have historically demonstrated long-term increases in value, their prices may fluctuate markedly over the short-term due to changing market conditions, interest rate fluctuations and various economic and political factors.

Maturity Risk
Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

Mortgage-Backed Securities Risk
Mortgage-backed securities represent “pools” of mortgages held in trust or in the form of collateralized mortgage obligations.   Mortgage-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Fund may have to replace the security by investing the proceeds in a less attractive security, which may reduce the Fund’s performance and income distribution. Mortgage-backed securities can also be subject to the risk of default on the underlying residential or commercial mortgages. Weakening real estate markets may cause default rates to rise, which would result in a decline in the value of mortgage-backed securities. In a period of rising interest rates, these securities may exhibit additional volatility. Mortgage prepayments may slow, causing portfolio securities considered short or intermediate term to become long-term securities which fluctuate more widely in response to interest rates than shorter-term securities.

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Securities of Foreign Issuers and ADRs Risk
To the extent that a Fund invests in securities of foreign issuers which are listed on a United States securities exchange or represented by ADRs, it will undertake certain risks which are not associated with investments in domestic securities. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity and may be more volatile than securities markets in the United States. In addition, there may be less publicly available information about a foreign company than about a United States domiciled company.

Small Cap Stocks Risk
Generally, companies with smaller market capitalizations have fewer shares traded daily, less liquidity, and greater price volatility than companies with larger market capitalizations. In addition, small capitalization companies tend to have shorter track records, a more limited product or service base, more limited access to capital, and a greater possibility of failing. These factors increase the risk of investing in small cap companies, as compared to mid cap and large cap companies.

Small and Midcap Securities Risk
Small to midcap companies often have a shorter history of operations, as compared to larger sized companies, and may be less diversified with respect to their product line. Stocks of these companies tend to be more volatile and less liquid than stocks of large companies.

Upper Midwest Geographic Risk
Each Fund places some emphasis in securities of companies that are located in the Upper Midwest region of the United States, which the Adviser considers to be the states of Illinois, Iowa, Minnesota, North Dakota, South Dakota and Wisconsin.  As a result, a Fund may be impacted by events or conditions affecting the region to a greater extent than if the Fund invested in more geographically diverse investments.  For example, political and economic conditions and changes in regulatory, tax or economic policy in a state or region could affect the economy or particular business operations of companies located in the state or region.  In addition, a natural or other disaster could adversely affect companies located in the state or region.

Management and Organization of the Funds

Investment Adviser
The Funds employ the Adviser to manage the Funds’ investment portfolios. The investment management fee paid to the Adviser by the Growth Fund is computed at an annual rate of 0.60% of the Growth Fund’s average daily net assets up to $2.5 billion and 0.50% of average daily net assets in excess of $2.5 billion. The investment management fee paid to the Adviser by the Balanced Fund is computed at the annual rate of 0.60% of the Balanced Fund’s average daily net assets. The investment management fee paid to the Adviser by the Small Cap Fund is computed at the annual rate of 0.90% of the Small Cap Fund’s average daily net assets.

For the Small Cap Fund, the Adviser has agreed to waive its investment management and fund administration fees and reimburse expenses to the extent necessary to prevent total annual fund operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.25% through April 30, 2015. The Adviser cannot terminate this arrangement before that date without the agreement of the Board of Trustees (the Board).

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For the fiscal year ended December 31, 2014, the Growth Fund, Balanced Fund and Small Cap Fund paid the Adviser an aggregate investment management fee of […]%, […] %, and […]%, respectively, of each Fund's average daily net assets.

The Adviser has managed mutual funds since 1958 and has provided investment counsel services since 1931. As of December 31, 2014, the Adviser had approximately $8.4 billion in assets under management. The Adviser is located at W1520 First National Bank Building, 332 Minnesota Street, St. Paul, Minnesota, 55101-1363.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Contract for the Growth Fund, Balanced Fund and Small Cap Fund is included in the most recent semi-annual report to shareholders for the period ended June 30.

Portfolio Managers
Mark L. Henneman, President, Chief Investment Officer and Director of the Adviser, has been primarily responsible for the day-to-day management of the Growth Fund since July 1, 2013.  Prior to such date, he was co-manager of the Growth Fund since 2006.

Ronald L. Kaliebe, Senior Vice President, Director of Fixed Income and Director of the Adviser, has been primarily responsible for the day-to-day management of the Balanced Fund since July 1, 2013.  Prior to such date, he was co-manager of the Balanced Fund since 2006.

Andrew R. Adams, Vice President and Director of the Adviser since 2006, has been primarily responsible for the day-to-day management of the Small Cap Fund since 2011, and serves as co-manager of the Growth Fund since January 1, 2015.

Kevin V. Earley, Vice President and Director of the Adviser since 2013, serves as co-manager of the Balanced Fund since January 1, 2015.  He was Director and co-manager of Mid- and Large-Cap Value Investments at Nuveen Asset Management, formerly known as US Bank/FAF Advisors, from 1997 to 2012.

Allen D. Steinkopf, Vice President and Director of the Adviser since 2013, serves as co-manager of the Small Cap Fund since January 1, 2015. He was the Senior Manager of Small Cap Equity at Nuveen Asset Management, formerly known as US Bank/FAF Advisors, from 2007 to 2013.

Additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares in the Funds that they manage is available in the Funds’ SAI.

Shareholder Information

Pricing of Fund Shares
Each Fund’s share price, also called its net asset value or NAV, is calculated once daily, after the close of trading on the New York Stock Exchange (NYSE), generally 3:00 p.m. Central Time, on each day the NYSE is open for trading. As a result, shares of the Funds will not be priced on the days which the NYSE is closed, generally weekends and national holidays. The NYSE may also be closed on national days of mourning or due to natural disaster or other extraordinary events or emergencies. The NAV is calculated by adding up the total assets (investments, receivables and other assets) of a Fund, subtracting all of its liabilities (accrued expenses and other liabilities) and then dividing by the total number of Fund shares outstanding.

Security Valuations
Security valuations for each Fund’s investments are furnished by independent pricing services that have been approved by the Board. Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued using prices furnished by an independent pricing service. The pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings. Debt obligations with 60 days or less remaining until maturity may be valued using prices furnished by an independent pricing service or at their amortized cost, which approximates market.

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Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold.

A Fund’s securities may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV. As a result, the market value of the Fund’s investments may change on days when you cannot purchase or sell Fund shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates its NAV. If a significant event occurs in a foreign market after the close of the exchange that may affect a security’s value, such security may be valued at its fair value pursuant to the procedures previously discussed.

Purchase of Fund Shares
You may purchase shares in the Funds directly through Mairs & Power or through an intermediary, such as a broker, bank, investment adviser or record-keeper.  Intermediaries may charge other fees to their clients – check with your financial adviser.  The following sections apply to purchasing Fund shares directly through each Fund.

How to Purchase Shares Directly Through each Fund
You can purchase shares in four ways: by mail, telephone, internet or wire.

1.) TO PURCHASE BY MAIL:
You can obtain an account application by calling 800-304-7404 or by downloading an application from www.mairsandpower.com.  Mail your completed application to:

Regular Mail:
Mairs & Power Funds
c/o U.S. Bancorp Fund Services, LLC
P. O. Box 701
Milwaukee, WI 53201-0701

Express, Certified or Registered Mail:
Mairs & Power Funds
c/o U.S. Bancorp Fund Services, LLC
3rd Floor, 615 East Michigan Street
Milwaukee, WI 53202-0701

2.)	TO PURCHASE BY TELEPHONE:
Call Shareholder Services at 800-304-7404 Monday through Friday between 8:00 a.m. – 7:00 p.m. Central Time. Shareholder Services will be closed on days the NYSE is closed.

New accounts may not make an initial purchase via the telephone.  Unless the telephone option is declined on the Purchase Application (or IRA Application), subsequent investments may be made by telephone.

3.) TO PURCHASE SHARES BY INTERNET
To open an account online with no forms to print or mail, go to www.mairsandpower.com and click on “Our Mutual Funds” located on the home page. Next, click on “Account Login”.  To open an account you will need to provide your social security number, your bank’s ACH (Automatic Clearing House) routing number, your bank account number, your mailing address, your residential address and your email address.

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Payment for shares purchased online may be made only through an ACH debit of your bank account of record. Redemptions will be paid by check, wire or ACH transfer only to the address or bank account of record. Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions online. Online transactions are subject to the same purchase and redemption minimums and maximums as other transaction methods.

You should be aware that there may be delays, malfunctions or other inconveniences associated with online transactions. There also may be times when the website is unavailable for Fund transactions or other purposes.  Should this happen, you should consider performing transactions by another method.

The Funds employ procedures to confirm that online transactions are genuine. These procedures include passwords, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to conduct transactions online, you will need your account number, username and password. The Funds and their service providers will not be liable for any loss, liability, cost or expense for following instructions communicated online, including fraudulent or unauthorized instructions.

4.) TO PURCHASE BY WIRE:
To open an account and make an initial investment by wire, a completed account application (online or by mail) is required before your wire can be accepted. Upon receipt of your completed application, your account number is assigned. This number will be required as part of the instruction that you should provide to your bank to send the wire. Your bank should transmit monies by wire to:

Wire to:
U.S. Bank, N.A.
ABA 07500 0022

Credit to:
U.S. Bancorp Fund Services, LLC
Account 112-952-137

Further credit to:
Mairs & Power Funds
[Fund Name]
[Shareholder Account Number]
[Shareholder Name/Registration]

Before sending a wire, please contact Shareholder Services at 800-304-7404 to advise them of your intent to wire monies. This will ensure prompt and accurate credit upon receipt of your wire. Your bank must include the name of the Fund you are purchasing, your Mairs & Power shareholder account number and your name so that monies can be correctly applied. Wired funds must be received prior to 3:00 p.m. Central Time to be eligible for same day pricing.  The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions. Wires cannot be sent on days when the Federal Reserve is closed (even if the Funds are open for business). This includes Columbus Day and Veterans’ Day. Wire orders to buy or sell shares that are placed on such days will be processed on the next day that both the Funds and the Federal Reserve are open.

Fund Purchases Through a Financial Intermediary
Shares of the Funds may be offered through financial intermediaries, such as fund supermarkets, third-party retirement plan administrators or broker-dealers who are authorized by the Funds’ distributor to sell shares of the Funds. When shares are purchased through a financial intermediary, they will be treated as though the Fund had received the order for purposes of pricing. If you purchase Fund shares through a financial intermediary, you may be subject to different fees or policies than those set forth in this Prospectus. From time to time, the Funds may enter into arrangements with brokers or other financial intermediaries pursuant to which such parties agree to perform sub-transfer agent, sub-accounting, record-keeping, administrative or other services on behalf of their clients who are shareholders of the Funds. The Funds and/or the Adviser may make payments to financial intermediaries for services provided to clients who hold shares of a Fund through omnibus accounts.

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The Adviser may pay additional compensation from its own resources, and not as an additional charge to the Funds, to compensate a financial intermediary for distribution and marketing services. For example, the Adviser may compensate financial intermediaries for providing the Funds with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the Funds on preferred or recommended sales lists, mutual fund “supermarket” platforms, other formal sales programs and other forms of marketing support. The amount of these payments is determined from time to time by the Adviser and may differ among such financial intermediaries based upon one or more of the following factors: gross sales, current assets, the number of accounts of the Funds held by the financial intermediaries or other factors agreed to by the parties. The receipt of (or prospect of receiving) such compensation may provide the intermediary and its salespersons with an incentive to favor sales of a Fund’s shares over other investment alternatives. You may wish to consider whether such arrangements exist when evaluating recommendations from an intermediary.

Important Notes When Purchasing:

•
The Funds may reject any request to purchase shares of a Fund for any reason. The Funds will not accept payments in the form of cash, cash equivalent instruments, money orders, third party checks, U.S. treasury checks, credit card checks, traveler’s checks, starter checks, bank checks, convenience checks, checks drawn against a line of credit, or any conditional order or payment.  Your check should be made payable to: Mairs & Power Growth Fund, Mairs & Power Balanced Fund or Mairs & Power Small Cap Fund. Payments must be made in United States dollars, and checks must be drawn on a United States bank, savings and loan, or credit union. If your payment does not clear, your purchase will be canceled and a fee of $25 will be charged against your account by the transfer agent. If any loss is sustained by the Funds, this loss will also be charged against your account.

•
The Funds will not accept the following: applications that request a particular day or price for your transaction or any other special conditions, applications that omit your Social Security Number, Taxpayer Identification Number and/or the signatures of all account owners, applications received without payment, applications that would be considered disadvantageous to shareholders, applications from individuals who previously tried to purchase shares with a bad check, or applications that omit any information required to verify a shareholder’s identity under the USA PATRIOT Act.

•
The Funds do not consider the United States Postal Service or other independent delivery services to be their agents. Deposit in the mail or with such other services, or receipt at the transfer agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent or the Funds.

•
The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Purchase Application form, you will be required to supply the Funds with information that will assist the Funds in verifying your identity. This includes your full name, date of birth, permanent street address (that is not a P.O. Box address) and your Social Security Number (or Taxpayer Identification Number). The Funds may also ask for other identifying documents or information. Until such verification is made, the account will not be opened. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

•
The Funds are available for purchase in the United States, Guam and the U.S. Virgin Islands. The Growth Fund and the Balanced Fund are also available for purchase in Puerto Rico. The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses or who are clients of the Adviser or its affiliates.  The Funds may not be sold to investors residing outside the United States and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

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•
The price you pay will be the NAV next determined after the Funds receive your purchase request.  Refer to “Pricing of Fund Shares” on page 20 for information regarding how the Fund share price for your purchase or redemption transaction is determined.  Purchase orders received on a day the NYSE is open for trading and prior to the close of trading on that day will be valued as of the close of trading on that day. Purchase orders received after the close of trading on a day the NYSE is open for trading will be valued as of the close of trading on the next day the NYSE is open. Generally, the NYSE is closed on weekends and national holidays.  Your purchase will have no sales charge or distribution fees included in the price of the Fund shares.

•	When determining how much you want to invest, keep in mind the following minimums:

New Account	Regular Account	IRA

Growth Fund	$2,500	$1,000
Balanced Fund	$2,500	$1,000
Small Cap Fund	$2,500	$1,000

The minimum purchase for all established accounts is $100 for both regular accounts and IRAs. Please attach your check to the “Invest by Mail” form detached from your confirmation statement.

The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts. Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial intermediary. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, brokerage firm, retirement plan sponsor or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.  For accounts sold through brokerage firms and other intermediaries, it is the responsibility of the brokerage firm or intermediary to enforce compliance with investment minimums.

•	New accounts will automatically be provided with telephonic and on-line purchase, sale and exchange privileges, unless you decline those privileges on your account application.

•	TO PURCHASE AUTOMATICALLY:
For new accounts, you may set up this service by filling out the Automatic Investment Plan (AIP) on the Purchase Application (or IRA Application) form.

For existing accounts, you may establish this service by calling 800-304-7404 to request an AIP form or download the form from the Mairs & Power Funds’ website at www.mairsandpower.com.

A fee of $25 will be charged against your account by the transfer agent any time a scheduled investment is rejected by your bank.

Redeeming Fund Shares
You may sell shares in the Funds directly through Mairs & Power or through an intermediary, such as a broker, bank, investment adviser or record-keeper.  Intermediaries may charge other fees to their clients – check with your financial adviser.  Call Shareholder Services at 800-304-7404 if you have additional questions regarding redeeming shares.  The following sections apply to selling Fund shares directly through each Fund.

How to Redeem Shares Directly Through Each Fund
You may redeem shares in the Funds by mail, telephone or internet.

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1.)	TO REDEEM SHARES BY MAIL
Regular Mail:
Mairs & Power Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Express, Certified or Registered Mail:
Mairs & Power Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-0701

For regular accounts, send in an instruction letter and include the name(s) on your account and signatures of all account holders exactly as they are registered. Include the Fund name, account number and dollar or share amount to be redeemed, a Signature Guarantee, if required (see the section entitled “Shareholder Information – Signature Guarantee”) and any required supporting legal documents for estates, trusts, guardianships, corporate/institutional accounts, and pension and profit-sharing plans.

For IRAs, you must complete an IRA Distribution form or a signed letter of instruction. The IRA Distribution form may be obtained by calling Shareholder Services at 800-304-7404 or visiting the Funds’ website at www.mairsandpower.com.  Each non-systematic IRA redemption must indicate whether or not to withhold federal income taxes. You will generally be subject to 10% withholding if your request fails to indicate an election not to have tax withheld. Shareholders requesting a non-systematic redemption from an IRA will be charged a $20 fee by the Funds’ Transfer Agent.

The Funds do not consider the United States Postal Service or other independent delivery services to be its agents. Deposit in the mail or with such other services, or receipt at the transfer agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent or the Funds.

2.)	TO REDEEM SHARES BY TELEPHONE
Call Shareholder Services at 800-304-7404 Monday through Friday between 8:00 a.m. – 7:00 p.m. Central Time. Shareholder Services will be closed on days the NYSE is closed.

3.)	TO REDEEM SHARES BY INTERNET
You can redeem shares by visiting the Funds’ website at www.mairsandpower.com.  For IRA Direct Shareholders, shares may not be redeemed on-line; however, you can visit the Funds’ website to obtain the IRA Distribution form.

Redemption Payment Methods
Once your redemption request is received, the Funds normally will send your redemption proceeds the next business day and, in any event, no later than seven calendar days after receipt of a redemption request.

By Check. If you request your payment to be made payable or be mailed to an address other than the address of record, signature guarantees are required (see the section entitled “Shareholder Information – Signature Guarantee”). No interest will accrue on amounts represented by uncashed redemption checks.

By Wire. Shareholders requesting wire payments will incur a $15 wire fee. Redemption proceeds will only be wired to the bank account on record. If your bank account information is not on file, attach a voided check or deposit slip to your written request with signature guarantee (see the section entitled “Shareholder Information – Signature Guarantee”).

By ACH. Redemption proceeds may also be sent to your bank via electronic transfer through the ACH network, provided that your bank is a member. You can elect this option when opening your account. If your bank account information is not previously on file, attach a voided check or deposit slip to your written request with signature guarantee (see the section entitled “Shareholder Information – Signature Guarantee”). There is no charge for this service. ACH transfers for IRAs are only available for Systematic Withdrawal Plans.

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You may also redeem shares through an authorized financial intermediary.  A fee may be charged to you by the financial intermediary for providing this service.

Important Notes When Redeeming:

•
Your shares will be redeemed at the NAV computed by each Fund after the receipt of an acceptable redemption request. The price you receive for your redemption of shares will be the NAV computed after the close of trading on the NYSE on that day, generally 3:00 p.m. Central Time. If your request for redemption of shares is received after the close of trading on that day, your redemption request will be valued as of the close of trading on the next day the NYSE is open.

•	Redemptions of shares in the Small Cap Fund may be subject to the redemption fee described in the section entitled “Redemption Fee (Small Cap Fund)” if the shares have been held for 180 days or less.

•
Once your redemption order is received and accepted by a Fund, you may not revoke or cancel the order. The Funds cannot accept redemptions that request a particular day or price for your transaction or any other special conditions. The redemption value may be worth more or less than the price originally paid for the shares, and you may realize a gain or loss on redemption.

•	The Funds reserve the right to close any non-IRAs in which the balance falls below a Fund’s minimum initial investment.

•	The right of redemption may be suspended or the date of payment may be postponed by the Securities and Exchange Commission (SEC) for such a period as the SEC may permit.

•
If any portion of the shares you are redeeming represent an investment made by check, the Funds may delay the payment of the redemption proceeds until the transfer agent is reasonably satisfied that your check has been collected. This may take up to 12 calendar days from the purchase date. Call Shareholder Services at 800-304-7404 if you have additional questions regarding redeeming shares.

•
For a regular account, you can redeem shares automatically through the Funds’ Systematic Withdrawal Plan. Call Shareholder Services at 800-304-7404 or visit the Funds’ website at www.mairsandpower.com to obtain the Account Maintenance form.  For IRAs, you can redeem shares automatically by visiting the Funds’ website to obtain the IRA Distribution form.

How to Exchange Shares
You may exchange shares of identically registered accounts between the Mairs & Power Growth Fund, Balanced Fund and Small Cap Fund, provided that you meet each Fund’s minimum initial investment requirement. Before exchanging your shares, you should first carefully read the appropriate sections of this Prospectus for the new Fund and consider the tax consequences if yours is a taxable account. When you exchange shares, you are redeeming your shares in one Fund and buying shares of another Fund. Shares redeemed in an exchange transaction will be treated as a sale of the Fund’s shares and any gain (or loss) on the transaction may be reportable as a gain (or loss) on your federal income tax return. The taxable nature of an exchange does not apply to IRA or other tax exempt accounts.

After the exchange, the account from which the exchange is made must have a remaining balance of at least $2,500 ($1,000 for an IRA) in order to remain open. The Funds reserve the right to terminate or materially modify the exchange privilege upon 60 days’ advance notice to shareholders. If you exchange shares in the Small Cap Fund you may be subject to the redemption fee described in the following section entitled “Redemption Fee (Small Cap Fund).”

You may exchange Fund shares by calling Shareholder Services at 800-304-7404 prior to the close of trading on the NYSE, generally 3:00 p.m. Central Time on any day the NYSE is open for regular trading. The Funds’ transfer agent will charge a $5 fee for each telephone exchange. To exchange shares via mail, you may submit a signed letter of instruction or download an Exchange Request form from the Mairs & Power Funds’ website at www.mairsandpower.com. There is no charge to exchange shares.  Accounts held directly with the Funds may also exchange shares via the internet by visiting the Funds’ website at www.mairsandpower.com.

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Important Information Regarding Telephone and Internet Transactions
By using the telephone or internet to purchase, exchange or sell shares, you agree to hold the Funds, USBFS and their respective trustees, directors, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with this option, provided reasonable procedures are used to confirm the genuineness of the instructions. These procedures include requiring some form of personal identification or personalized security codes, passwords or other information prior to acting upon the telephone or internet instructions and recording all telephone calls. To help safeguard your account, keep your password confidential and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password.  If your account has more than one owner, the Funds may rely on the instructions of any one account owner.. Orders will not be canceled or modified once received in good order. Telephone trades must be received by or prior to market close to receive that day’s NAV. If your account has been open for 15 days and unless telephone purchase is declined on the application, as a shareholder you are eligible to use the telephone purchase option if you submitted a voided check with which to establish bank instructions on your account. If you are unable to reach the Funds by telephone or internet you should send your instructions by regular or express mail.  Please allow sufficient time to place your telephone transaction.

Your ability to use the website and telephone for transactions is dependent on the systems and services provided by various third parties.  While the Funds and the transfer agent have established certain security procedures, the Funds and the transfer agent cannot guarantee that internet and telephone transactions will be completely secure.  You should verify the accuracy of your confirmation statements upon receipt and notify the Funds immediately of any discrepancies in your account activity.  The Funds and the transfer agent will not be liable for any loss or expense resulting from any unauthorized purchases, sales or exchanges made through our website or by phone, as long as reasonable security procedures are followed.

You can decline telephone and internet buy or sell privileges on your Purchase Application form.  If you have telephone/online privileges on your account and want to discontinue them, please contact Shareholder Services at 800-304-7404 for instructions. You may reinstate these privileges at any time in writing, including online registration with respect to Internet privileges.

Redemption Fee (Small Cap Fund)
Your redemption or exchange of shares of the Small Cap Fund may be subject to a 1.00% redemption fee on shares of the Small Cap Fund held for 180 days or less.  The redemption fee is designed to protect long-term shareholders from the negative effects of short-term trading activity (also known as “market timing”) by other shareholders.  Any redemption fees will be paid directly to the Small Cap Fund to offset the costs of short-term trading.  The redemption fee applies to shareholders who redeem or exchange their shares on or before the 180th day from the date of purchase.

For purposes of applying the redemption fee, shares held the longest will be treated as being redeemed first.  The redemption fee does not apply to:

•	shares acquired as a result of reinvesting distributions;
•	shares redeemed in the case of death, disability or other hardship;
•	shares purchased through certain omnibus accounts or retirement plans that do not have the operational capability to impose the fee;
•	shares redeemed through the Systematic Withdrawal Plan; or
•	shares redeemed for accounts established as Coverdell Education Savings Accounts.

In addition, the redemption fee may be waived in other limited circumstances deemed necessary by the Fund’s Chief Compliance Officer, in consultation with legal counsel, that do not indicate market-timing activity.  Any waivers authorized by the Chief Compliance Officer shall be reported to the Board of Trustees.

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How to Transfer Registration
If you request a change in your account registration, such as changing the name(s) on your account or transferring your shares to another person or legal entity, you must submit your request in writing. A signature guarantee is required (see the section entitled “Shareholder Information – Signature Guarantee”). Please call Shareholder Services at 800-304-7404 for full instructions.

Signature Guarantee
A signature guarantee helps protect against fraud and verifies the authenticity of your signature. Signature guarantees, from either a Medallion program member or a non-Medallion program member, will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (STAMP). A notary public is not an acceptable signature guarantor.

A signature guarantee is required when:
1.	Redeeming shares IF:
a.	Payment requested is payable to or sent (either by check, wire or ACH) to any person, address or bank account not on record.
b.	Your address of record has been changed in the last 30 calendar days.
c.	The shares being redeemed are represented by certificates issued.
2.	Transferring ownership of account or account name changes.

Non-financial transactions, including establishing or modifying certain services on an account, will require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

For joint accounts requiring a signature guarantee, each account owner’s signature must be separately guaranteed. The Fund and/or the transfer agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation. The Funds reserve the right to waive any signature requirement at their discretion.

Income and Capital Gain Distributions
The Growth, Balanced and Small Cap Funds distribute substantially all of their net investment income to shareholders semi-annually, quarterly and annually, respectively. Net investment income distributions are normally made in June and December for the Growth Fund, in March, June, September and December for the Balanced Fund, and in December for the Small Cap Fund. Net capital gains, if any, are distributed to each Fund’s shareholders at least annually. Net investment income and net capital gain distributions are reinvested in additional Fund shares in your account unless you select another option on your Purchase Application form. You may change your net investment income and net capital gain distribution election in writing or by calling the transfer agent in advance of the next distribution.

Net investment income and net capital gains that are not reinvested are paid to you by check or transmitted to your bank account via ACH. If the post office cannot deliver your check, or if your check remains uncashed for six months, each Fund reserves the right to reinvest your distribution check in your account at the Fund’s then current NAV and to reinvest all subsequent distributions in shares of the Fund. No interest will accrue on the amount represented by uncashed distribution checks.

If you are investing in an account that is not tax-deferred, it may be advantageous to buy shares after the Fund makes its distribution. When net investment income and net capital gain distributions are made, the value of each share is reduced by the amount of the distribution. If you purchase shares shortly before the payment of a distribution, you will pay the full price for the shares and then receive some of the price back as a taxable distribution, which may have negative tax consequences. To avoid this situation, check with the Funds for their distribution dates at www.mairsandpower.com or by calling 800-304-7404 before you invest.

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Frequent Purchases and Redemptions of Fund Shares
The policy of the Funds is to discourage short-term trading. The Funds are intended for long-term investment purposes only and not for market timing or excessive trading. Market timing may be disadvantageous to the long-term performance of the Funds by disrupting portfolio management and increasing Fund expenses.

The Funds may reject any purchase order by any investor that may be attributable to market timing or is otherwise excessive or potentially disruptive to the Funds. Purchase orders that are believed to be placed by market timers may be revoked or cancelled by the Funds on the next business day after receipt of the order. In such instances, notice will be given to the shareholder within five business days of the trade to freeze the account and temporarily suspend services. In addition, short-term trades in the Small Cap Fund may be subject to the 1.00% redemption fee, as discussed in the section entitled “Shareholder Information – Redemption Fee (Small Cap Fund).”

Although the Funds make efforts to monitor for market timing activities and will seek the assistance of financial intermediaries through which Fund shares are purchased or held, the Funds cannot always identify or detect excessive trading that may be facilitated by financial intermediaries because the intermediary maintains the underlying shareholder account. In an attempt to detect and deter excessive trading in omnibus accounts, the Funds may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries (including prohibiting further transactions by such accounts), may require the intermediaries to provide certain information to the Funds regarding shareholders who hold shares through such accounts or may close the omnibus account (although there can be no assurance that the Funds would do so). The Funds’ ability to impose restrictions for accounts traded through particular intermediaries may vary depending upon the systems’ capabilities, applicable contractual restrictions, and cooperation of those intermediaries. In some cases, the Funds may rely on the market timing policies of financial intermediaries, even if those policies are different from the Funds’ policy, when the Funds believe that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Funds. Due to operational requirements or limitations, financial intermediaries may use criteria and methods for tracking, applying or calculating the redemption fee that may differ from those used by the Small Cap Fund’s transfer agent. If you purchase shares of the Small Cap Fund through a financial intermediary, you should contact your financial intermediary for more information on how the redemption fee is applied to redemptions or exchanges of your shares.

There can be no assurance that the Funds will be able to identify or eliminate all market timing activities, and the Funds may not be able to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries.

The Funds will not make any exceptions to their short-term trading policy, nor will the Funds grant to any third party permission to engage in short-term trading within the Funds.

The Funds’ short-term trading policy has been approved by the Funds’ Board.

Federal Income Taxes
The following discussion of current federal income taxation is not intended to be a full discussion of income tax laws and their effect. You should consult with your own tax adviser regarding federal, state and local tax consequences of an investment in the Funds.

Each Fund’s distributions of investment company taxable income and net capital gain, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income taxes, and may be subject to state and local income taxes. If you hold your shares in a tax-deferred retirement account, you generally will not have to pay tax on distributions until a withdrawal is made from the account. Tax rules for these types of accounts are complex, and any questions you may have should be addressed with your tax professional.

For federal income tax purposes, each Fund’s distributions of investment company taxable income, which includes net short-term capital gain, are generally taxed as ordinary income (for non-corporate shareholders, currently taxed at a maximum rate of 39.6%), and net capital gain distributions are taxed as long-term capital gains (for non-corporate shareholders currently taxed at a maximum rate of 20%). The character of a capital gain depends on the length of time that the Fund held the security that was sold. Non-corporate investors may benefit from favorable tax treatment related to “qualified dividend income.” If certain holding period requirements are satisfied to the extent that a Fund’s distributions consist of “qualified dividend income,” such distributions are taxed at long-term capital gain rates, which are currently as high as 20%. Subject to certain limitations, corporate shareholders may be eligible for the corporate dividends-received deduction with respect to the portion, if any, of a Fund’s distributions of investment company taxable income attributable to dividends received by the Fund directly or indirectly from U.S. corporations.

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In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Medicare tax of 3.8%. The Medicare tax is imposed on the lesser of the taxpayer’s (i) investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals, and $125,000 for married individuals filing separately). The Funds’ distributions are includable in a shareholder’s investment income for purposes of this Medicare tax. In addition, any capital gain realized on the sale, exchange or redemption of Fund shares is includable in a shareholder’s investment income for purposes of this Medicare tax.

If you dispose of your Fund shares by redemption, exchange or sale, you will generally have a capital gain or loss. The amount of the gain or loss and the tax rate will depend primarily upon the share purchase price, the amount realized on the sale, exchange or redemption, and the period of time you held the shares. Any loss arising from the sale, redemption or exchange of Fund shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. An exchange of any Mairs & Power Fund’s shares for shares of any other Mairs & Power Fund will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to federal, state and local income taxes. If you purchase Fund shares (including shares purchased through reinvestment of distributions) within thirty days before or after selling, redeeming or exchanging other shares of the same Fund at a loss, all or part of your loss will not be deductible and will instead increase the basis of the new shares to preserve the loss until a future sale, redemption or exchange.

You will be sent Form 1099 indicating the treatment of any distributions made to you during the previous year no later than mid-February. The information is also reported to the IRS.

As with all mutual funds, the Funds may be required to withhold federal income tax (at the then current federal backup withholding rate) on all taxable distributions payable to you if you fail to provide the Funds with your correct social security number or taxpayer identification number or fail to make required certifications, or if you or the Funds have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but a method by which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your federal income tax liability.

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the IRS on the shareholders’ Form 1099s when “covered” shares of the mutual funds are sold. Covered shares are generally any Fund shares acquired on or after January 1, 2012.

The Funds have chosen average cost as their standing (default) cost basis method for all shareholders, which means this is the method the Funds will use to determine which specific shares are deemed to be sold, exchanged or redeemed when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold, exchanged or redeemed at one time. You may choose an alternate IRS-approved method other than the Fund’s standing method at the time of your purchase or upon the sale, exchange or redemption of covered shares. The cost basis method a shareholder elects may not be changed with respect to a sale, exchange or redemption of shares after the settlement date of the sale, exchange or redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting rules apply to them.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the shares of the Fund. Shareholders should consult their own tax advisors to determine the tax consequences of owning Fund shares.

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Other Shareholder Services
As a shareholder of the Funds, you will receive the following statements and reports:

•	Confirmation Statements – Sent each time you buy, sell or exchange Fund shares. The statement will confirm the trade date and amount of your transaction.
•
Account Statement – Mailed semi-annually for the Growth Fund, quarterly for the Balanced Fund, and annually for the Small Cap Fund, detailing the net investment income and net capital gain distributions made by the Fund. In addition, the market value of your account at the close of the period will also appear on the statement.

•	Fund Financial Reports – Mailed in February and August.
•
Tax Statements – Mailed in February; reports previous year’s net investment income and net capital gain distributions, proceeds from the sale of shares and distributions from IRAs or other retirement accounts.

As a shareholder of the Funds, the following services are available to you:

Automated Telephone Services
Fund and shareholder account information is available 24 hours per day, seven days a week at 800-304-7404. You may obtain share prices and price changes for the Funds, your account balance and last two transactions, distribution information and duplicate account statements.

Funds Website
Information on the Funds is available at www.mairsandpower.com. On the site you can:

•	View your account balances and recent transactions;
•	Purchase, exchange and sell Fund shares held directly with the Funds (for non-IRA accounts);
•	Purchase and exchange Fund shares held directly with the Funds (for IRA accounts);
•	Learn more about Mairs & Power’s investment style;
•	Review objectives, strategies, characteristics and risks of the Fund;
•	Review each Fund’s daily prices;
•	Review portfolio holdings, proxy voting records and quarterly market commentaries; and
•	Download the Funds’ prospectus, account applications, shareholder reports and other forms.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate Summary Prospectuses, Annual Reports and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders reasonably believed to be from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call Shareholder Services at 800-304-7404 to request individual copies of these documents. Once notification to stop householding is received, the Funds will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Abandoned Property Notice
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Index Descriptions

Barclays Government/Credit Bond Index
The Barclays Government/Credit Bond Index is composed of high-quality, investment-grade United States government and corporate fixed income securities with maturities greater than one year. It is not possible to invest directly in an index.

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S&P 500 Total Return Index
The S&P 500 Total Return Index is an unmanaged index of 500 common stocks which assumes reinvestment of dividends that is generally considered representative of the U.S. stock market. It is not possible to invest directly in an index.

S&P SmallCap 600 Total Return Index
The S&P SmallCap 600 Total Return Index is an index of small-company stocks managed by Standard and Poor’s that covers a broad range of small cap stocks in the United States. The index is weighted according to market capitalization and covers about 3-4% of the total market for equities in the United States. It is not possible to invest directly in an index.

Composite Index
The Composite Index reflects an unmanaged portfolio comprised of 60% of the S&P 500 Total Return Index and 40% of the Barclays Government/Credit Bond Index. It is not possible to invest directly in an index.

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Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years, or since inception if less than five years. The Growth Fund is the successor to Mairs and Power Growth Fund, Inc. and the Balanced Fund is the successor to Mairs and Power Balanced Fund, Inc. (each, a respective Predecessor Fund). Each of the Predecessor Funds were reorganized into the Growth Fund and Balanced Fund effective December 31, 2011. The performance information for periods before December 31, 2011 reflects the historical performance of the respective Predecessor Fund. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all distributions). The financial highlights have been derived from the financial statements audited by […] whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request.

Growth Fund

	Year Ended December 31,
	2014	2013	2012	2011	2010
Per share
Net asset value, beginning of year	$[…]	$83.95	$70.78	$72.16	$63.12

Income (loss) from investment operations:
Net investment income	[…]	1.23	1.33	1.01	0.86
Net realized and unrealized
gain (loss)	[…]	28.58	14.08	(0.45)	10.01
Total from investment operations	[…]	29.81	15.41	0.56	10.87

Distributions to shareholders from:
Net investment income	[…]	(1.23)	(1.34)	(1.00)	(0.86)
Net realized gains on investments sold	[…]	(1.44)	(0.90)	(0.94)	(0.97)
Contribution from Adviser	[…]	—	—	—	(0.04)(1)
Total distributions	[…]	(2.67)	(2.24)	(1.94)	(1.87)
Contribution from Adviser	[…]	—	—	—	0.04(1)

Net asset value, end of year	$[…]	$111.09	$83.95	$70.78	$72.16

Total investment return	[…]%	35.64%	21.91%	0.74%	17.40%(2)

Net assets, end of year, in thousands	$[…]	$3,964,530	$2,498,207	$1,975,127	$2,040,709

Ratios/supplemental data:
Ratio of expenses to average net assets	[…]%	0.67%	0.70%	0.72%	0.71%
Ratio of net investment income to average net assets	[…]%	1.27%	1.69%	1.40%	1.26%
Portfolio turnover rate	[…]%	3.79%	1.58%	2.78%	1.81%

(1)
The Fund received two contributions from the Adviser related to prospect services and other expenses paid by the Fund from 1980 to 2009, which were in violation of the Investment Company Act of 1940. The contribution amounts, including imputed interest, were $1,192,736 or $0.04 per share based upon shares outstanding on May 21, 2010, and $8,271 or $0.0003 per share based on shares outstanding as of September 24, 2010.

(2)
For the year ended December 31, 2010, 0.08% of the Fund’s total return was a result of contributions as described in footnote 1 above. Excluding the contributions, total investment return would have been 17.32%.

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Balanced Fund

	Year Ended December 31,
	2014	2013	2012	2011	2010
Per share
Net asset value, beginning of year	$[…]	$70.83	$62.15	$62.01	$55.76

Income (loss) from investment operations:
Net investment income	[…]	1.79	1.89	1.85	1.81
Net realized and unrealized gain (loss)	[…]	11.58	8.79	0.13	6.29
Total from investment operations	[…]	13.37	10.68	1.98	8.10

Distributions to shareholders from:
Net investment income	[…]	(1.78)	(1.91)	(1.83)	(1.81)
Net realized gains on investments sold	[…]	(0.11)	(0.09)	(0.01)	(0.04)
Contribution from Adviser	[…]	—	—	—	(0.06)(1)
Return of capital	[…]	—	—	—	(0.00)(2)
Total distributions	[…]	(1.89)	(2.00)	(1.84)	(1.91)
Contribution from Adviser	[…]	—	—	—	0.06(1)

Net asset value, end of year	$[…]	$82.31	$70.83	$62.15	$62.01

Total investment return	[…]%	19.02%	17.34%	3.23%	14.87%(3)

Net assets, end of year, in thousands	$[…]	$564,315	$286,910	$186,660	$169,400

Ratios/supplemental data:
Ratio of expenses to average net assets	[…]%	0.72%	0.74%	0.79%	0.81%
Ratio of net investment income to average net assets	[…]%	2.43%	2.94%	2.99%	3.13%
Portfolio turnover rate	[…]%	3.02%	5.46%	9.12%	5.93%

(1)
The Fund received two contributions from the Adviser related to prospect services and other expenses paid by the Fund from 1980 to 2009, which were in violation of the Investment Company Act of 1940. The contribution amounts, including imputed interest, were $161,030 or $0.06 per share based upon shares outstanding on May 21, 2010, and $5,841 or $0.002 per share based on shares outstanding as of September 24, 2010.

(2)	Amount per share is less than $0.005.
(3)
For the year ended December 31, 2010, 0.11% of the Fund’s total return was a result of contributions as described in footnote 1 above. Excluding the contributions, total investment return would have been 14.76%.

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Small Cap Fund

		Years Ended December 31,		August 11, 2011* Through
	2014	2013	2012	December 31, 2011(1)
Per share
Net asset value, beginning of period	$[…]	$14.49	$11.21	$10.00

Income (loss) from investment operations:
Net investment income	[…]	0.06	0.01	0.01
Net realized and unrealized gain (loss)	[…]	5.56	3.42	1.20
Total from investment operations	[…]	5.62	3.43	1.21

Distributions to shareholders from:
Net investment income	[…]	(0.06)	(0.02)	—
Net realized gains on investments sold	[…]	(0.27)	(0.13)	—
Redemption fees	[…]	(0.00)(2)	—	—
Total distributions	[…]	(0.33)	(0.15)	—

Net asset value, end of period	$[…]	$19.78	$14.49	$11.21

Total investment return	[…]%	38.75%	30.60%	12.10%

Net assets, end of period, in thousands	$[…]	$111,486	$41,644	$5,194

Ratios/supplemental data:
Ratio of expenses to average net assets:
Before expense reimbursement	[…]%	1.17%	1.73%	7.98%
After expense reimbursement	[…]%	1.17%	1.25%	1.25%
Ratio of net investment income to average net assets:
Before expense reimbursement	[…]%	0.37%	(0.14)%	(6.41)%
After expense reimbursement	[…]%	0.37%	0.34%	0.32%
Portfolio turnover rate	[…]%	34.91%	6.93%	4.52%

*	Commencement of operations.
(1)	For the period ended December 31, 2011, all ratios have been annualized except total investment return and portfolio turnover.
(2)	Amount per share is less than $0.005.

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For More Information

Mairs & Power Funds Trust - Officers and Trustees

Mark L. Henneman	President
Ronald L. Kaliebe	Vice President
Andrew R. Adams	Vice President
Jon A. Theobald	Secretary and Trustee
Andrea C. Stimmel	Chief Compliance Officer and Treasurer
Norbert J. Conzemius	Nominating Committee Chair and Trustee
Mary Schmid Daugherty	Audit Committee Chair and Trustee
Bert J. McKasy	Chair and Trustee

Fund and Service Providers

Investment Adviser Mairs and Power, Inc. W1520 First National Bank Building 332 Minnesota Street Saint Paul, Minnesota 55101-1363
Custodian U.S. Bank, N.A. Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212	Independent Registered Public Accounting Firm […]
Distributor ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203	Legal Counsel Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202
Transfer Agent
Regular Mail Address Mairs & Power Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Express (or Overnight), Certified or Registered Mail Address Mairs & Power Funds c/o U.S. Bancorp Fund Services, LLC, 3rd Floor 615 East Michigan Street Milwaukee, Wisconsin 53202
Shareholder Services 800-304-7404

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Privacy Policy

Our Promise to You
As a shareholder of the Mairs & Power Mutual Funds (Funds), you share both personal and financial information with us. Your privacy is important to us, and we are dedicated to safeguarding your personal and financial information.

Information Provided by Shareholders
In the normal course of doing business, we typically obtain the following non-public personal information about our shareholders:

▪	Personal information regarding our shareholders’ identity such as name, address and social security number;
▪	Information regarding fund transactions effected by us; and
▪	Shareholder financial information such as net-worth, assets, income, bank account information and account balances.

How We Manage and Protect Your Personal Information
We do not sell information about current or former shareholders to third parties, nor is it our practice to disclose such information to third parties unless requested or permitted to do so by a shareholder or shareholder representative or, if necessary, in order to process a transaction, service an account or as permitted by law. Additionally, we may share information with outside companies that perform administrative services for us. However, our arrangements with these service providers require them to treat your information as confidential.

In order to protect your personal information, we maintain physical, electronic and procedural safeguards to protect your personal information. Our Privacy Policy restricts the use of shareholder information and requires that it be held in strict confidence.

Shareholder Notifications
We are required by law to annually provide a notice describing our privacy policy. In addition, we will inform you promptly if there are changes to our policy. Please contact us at 1-800-304-7404 with questions about this notice.

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Additional Information
More information about the Funds is available from the following sources:

Statement of Additional Information (SAI)
The SAI provides more details about the Funds and their investment policies and restrictions. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semi-Annual Reports
Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

The Funds’ annual and semi-annual reports and the SAI are available free of charge on the Funds’ website at www.mairsandpower.com.

You can also get free copies of the reports and the SAI by contacting the Funds at:

Mairs & Power Funds
c/o U.S. Bancorp Fund Services, LLC
P. O. Box 701
Milwaukee, WI 53201-0701
Telephone: 800-304-7404

Reports will be sent first class mail within three business days of receipt of request.

You may also request other information about the Funds or make shareholder inquiries by calling 800-304-7404.

♦	Documents filed by the Funds with the SEC are available on the SEC’s Internet EDGAR Database site at http://www.sec.gov, where they are listed under “Mairs & Power Funds Trust.”

♦
Information about the Funds, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can also obtain copies by mailing your request and a duplicating fee to the SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549-1520, or by paying a duplicating fee and sending a request by email to: publicinfo@sec.gov. Information about the operation of the Public Reference Room is available by calling the SEC at 202-551-8090.

The Funds’ Investment Company Act file number is 811-22563.

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Mairs & Power Funds

Growth Fund
Ticker Symbol: MPGFX

Balanced Fund
Ticker Symbol: MAPOX

Small Cap Fund
Ticker Symbol: MSCFX

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STATEMENT OF ADDITIONAL INFORMATION

MAIRS & POWER GROWTH FUND (Ticker: MPGFX)
MAIRS & POWER BALANCED FUND (Ticker: MAPOX)
MAIRS & POWER SMALL CAP FUND (Ticker: MSCFX)

each a series of MAIRS & POWER FUNDS TRUST

[…], 2015

This Statement of Additional Information (SAI) is not a prospectus, but contains information in addition to what is contained in the Funds’ Prospectus.  The SAI should be read in conjunction with the Prospectus, dated […], 2015, which has been filed with the Securities and Exchange Commission. The Funds’ financial statements for the fiscal year ended December 31, 2014 are incorporated herein by reference to the Funds’ Annual Report to Shareholders.

The Funds’ Prospectus and most recent Annual Report to Shareholders may be obtained, without charge, by writing the Funds or calling Shareholder Services at 800-304-7404, or by visiting the Funds’ website at www.mairsandpower.com.

The address of the Funds is Mairs & Power Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.

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Classification of the Funds

The Mairs & Power Growth Fund (Growth Fund), the Mairs & Power Balanced Fund (Balanced Fund) and the Mairs & Power Small Cap Fund (Small Cap Fund) are series of Mairs & Power Funds Trust (the Trust), a Delaware statutory trust established under a Declaration of Trust dated May 10, 2011 (the Declaration of Trust).

The Small Cap Fund was initially the sole series of the Trust.  The Growth Fund is the successor to Mairs and Power Growth Fund, Inc. (the Predecessor Growth Fund) and the Balanced Fund is the successor to Mairs and Power Balanced Fund, Inc. (the Predecessor Balanced Fund).  The Predecessor Growth Fund and the Predecessor Balanced Fund were reorganized into newly formed series of the Trust on December 31, 2011, following approval of the shareholders of each Fund.

The Growth Fund, Balanced Fund, and Small Cap Fund (each a Fund and collectively the Funds) are currently the only series of the Trust.

Mairs and Power, Inc. (the Adviser) is the investment adviser to the Funds.

The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).  The Declaration of Trust permits each Fund to issue an unlimited number of shares at $0.01 par value per share.  Shares of each series have equal voting rights and are voted in the aggregate and not by the series, except in matters where a separate vote is required by the 1940 Act or when the matter affects only the interest of a particular Fund.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  The Trust does not normally hold annual meetings of shareholders unless required by the 1940 Act.  A holder of shares of a particular Fund within the Trust has an interest only in the assets attributable to the shares of that Fund.

Investment Objectives and Policies

As discussed in the sections entitled “Investment Objective(s),” “Principal Investment Strategies,” and “Principal Risks of Investing in the Fund” in each Fund’s summary section of the Prospectus, each Fund has its own distinct investment objective or objectives.

The objective of the Growth Fund is to provide shareholders with a diversified portfolio of common stocks, which have the potential for above-average, long-term appreciation.

The objective of the Balanced Fund is to provide capital growth, current income and preservation of capital.

The objective of the Small Cap Fund is to seek above-average, long-term appreciation.

Investment Limitations

The investment limitations described below have been adopted by the Trust, with respect to each Fund.  The investment limitations, together with each Fund’s investment objective, are fundamental (Fundamental), i.e., they may not be changed without the affirmative vote of the majority of the outstanding shares of a Fund.  As used in the Prospectus and this SAI, the term “majority of outstanding shares” of a Fund means (a) 67% or more of the voting shares present at such meeting, if the holders of more than 50% of the outstanding voting shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting shares of the Fund, whichever is less.  Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (Non-Fundamental).

Whenever an investment limitation or strategy of a Fund set forth in the Prospectus or SAI states a maximum (or minimum) percentage of the Fund’s assets that may be invested in any type of security or asset class, the percentage is determined immediately after the Fund’s acquisition of that investment, except with respect to percentage limitations on temporary borrowing and illiquid investments.  Accordingly, any later increase or decrease resulting from a change in the market value of a security or in the Fund’s assets (e.g., due to net sales or redemptions of Fund shares) will not cause the Fund to violate a percentage limitation.  As a result, due to market fluctuations, cash inflows or outflows or other factors, the Fund may exceed such percentage limitations from time to time.

A.      Fundamental.

1.
Diversification.  The Funds may not with respect to 75% of a Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities, or repurchase agreements fully collateralized by such securities, or securities of other investment companies) if, as a result, (a) more than 5% of a Fund’s total assets would be invested in the securities of that issuer, or (b) a Fund would hold more than 10% of the outstanding voting securities of that issuer.

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2.	Senior Securities. The Funds may not issue senior securities, except as permitted under the Investment Company Act of 1940.

(With respect to this investment limitation, the 1940 Act currently permits a registered open-end investment company such as a Fund to issue senior securities evidencing borrowing from a bank if immediately after such borrowing the company has asset coverage as defined in the Act of at least 300 percent for all of its borrowings.  Under the 1940 Act, the term “senior securities” does not include borrowings for certain temporary purposes and certain “covered” transactions by a company.)

3.
Borrowing.  The Funds may not borrow money, except that a Fund may borrow money, directly or through reverse repurchase agreements, for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed).

4.
Underwriting.  The Funds may not underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

5.
Concentration.  The Funds may not purchase the securities of any issuer (other than securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities) if, as a result, more than 25% of a Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

6.
Real Estate.  The Funds may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

7.
Commodities.  The Funds may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

8.	Loans. The Funds may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties.

(For the purpose of this restriction, a Fund’s acquisition of a company’s publicly issued or privately placed debt securities would not be deemed the making of a “loan,” nor would a Fund’s investment in repurchase agreements.)

B.      Non-Fundamental.

1.
Investment in Small Cap Stocks (Small Cap Fund only). The Small Cap Fund’s policy to normally invest at least 80% of its net assets (including borrowings for investment purposes) in common stocks issued by small cap companies, as defined in the prospectus, is non-fundamental.  However, the Small Cap Fund will not change this policy unless it provides shareholders with at least 60 days prior notice of the change, which must comply with Rule 35d-1 under the Investment Company Act of 1940.

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2.	Short Sales. The Funds will not sell securities short, unless a Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

3.	Margin Purchases. The Funds will not purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of transactions.

4.	Borrowing. The Funds will not purchase additional securities when money borrowed exceeds 5% of total assets.

5.	Illiquid Securities. The Funds will not purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

With the exception of the investment limitations regarding borrowing and illiquid securities, if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

Investment Strategies and Risks

In seeking to meet their investment objectives, the Funds will invest in securities or instruments whose investment characteristics are consistent with each Fund’s investment program.  The following further describes the portfolio securities and strategies used by the Funds and their risks.

Asset-Backed Securities. The Balanced Fund may invest in asset-backed securities as part of its non-principal investment strategy. Asset-backed securities are securities that represent a participation in, or are secured by and payable from, pools of underlying assets such as debt securities, bank loans, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (i.e., credit card) agreements and other categories of receivables. These underlying assets are securitized through the use of trusts and special purpose entities. Payment of interest and repayment of principal on asset-backed securities may be largely dependent upon the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements. The rate of principal payments on asset-backed securities is related to the rate of principal payments, including prepayments, on the underlying assets. The credit quality of asset-backed securities depends primarily on the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. The value of asset-backed securities may be affected by the various factors described above and other factors, such as changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets, or the entities providing the credit enhancement.

Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate, as a result of the pass-through of prepayments of principal on the underlying assets. Prepayments of principal by borrowers or foreclosure or other enforcement action by creditors shorten the term of the underlying assets. The occurrence of prepayments is a function of several factors, such as the level of interest rates, general economic conditions, the location and age of the underlying obligations, and other social and demographic conditions.

A Fund’s ability to maintain positions in asset-backed securities is affected by the reductions in the principal amount of the underlying assets because of prepayments. The Fund’s ability to reinvest prepayments of principal (as well as interest and other distributions and sale proceeds) at a comparable yield is subject to generally prevailing interest rates at that time. The value of asset-backed securities varies with changes in market interest rates generally and the differentials in yields among various kinds of United States Government securities, mortgage-backed securities, and asset-backed securities. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of the underlying securities. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the average life of such assets. Because prepayments of principal generally occur when interest rates are declining, an investor, such as the Fund, generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which the assets were previously invested. Therefore, asset-backed securities have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity.

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Because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property. Most issuers of automobile receivables permit loan servicers to retain possession of the underlying assets. If the servicer of a pool of underlying assets sells them to another party, there is the risk that the purchaser could acquire an interest superior to that of holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issue of asset-backed securities and technical requirements under state law, the trustee for the holders of the automobile receivables may not have a proper security interest in the automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities.

Common Stock. Each Fund may invest in common stocks as a principal investment strategy. Common stocks represent an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders and owners of preferred stock take precedence over the claims of those who own common stock.

Convertible Securities. The Balanced Fund may invest in convertible securities as a principal investment strategy and the Growth Fund and the Small Cap Fund may invest in convertible securities as a non-principal strategy. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted (on a voluntary or mandatory basis) within a specified period of time (normally for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. Convertible securities also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Other convertible securities with features and risks not specifically referred to herein may become available in the future. Convertible securities involve risks similar to those of both fixed income and equity securities.

The market value of a convertible security is a function of its “investment value” and its “conversion value”.  A security’s “investment value” represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. In that circumstance, the convertible security takes on the characteristics of a bond, and its price moves in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. In that case, the convertible security’s price may be as volatile as that of common stock. Because both interest rates and market movements can influence its value, a convertible security generally is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying equity security. Convertible securities are often rated below investment-grade or are not rated and are generally subject to a high degree of credit risk.

While all markets are prone to change over time, the generally high rate at which convertible securities are retired (through mandatory or scheduled conversions by issuers or voluntary redemptions by holders) and replaced with newly issued convertibles may cause the convertible securities market to change more rapidly than other markets. For example, a concentration of available convertible securities in a few economic sectors could elevate the sensitivity of the convertible securities market to the volatility of the equity markets and to the specific risks of those sectors. Moreover, convertible securities with innovative structures, such as mandatory conversion securities and equity-linked securities, have increased the sensitivity of the convertible securities market to the volatility of the equity markets and to the special risks of those innovations, which may include risks different from, and possibly greater than, those associated with traditional convertible securities.

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Debt Securities. The Balanced Fund invests in debt securities as a principal investment strategy, while the Growth and Small Cap Funds may invest in debt securities as part of their respective non-principal investment strategies. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk. The reorganization of an issuer under the federal bankruptcy laws may result in the issuer’s debt securities being cancelled without repayment, repaid only in part, or repaid in part or whole through an exchange thereof for any combination of cash, debt securities, convertible securities, equity securities, or other instruments or rights in respect of the same issuer or a related entity.

Debt Securities — U.S. Government Securities. The term “U.S. Government Securities” refers to a variety of debt securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States government, and by various instrumentalities which have been established or sponsored by the United States government. The term also refers to repurchase agreements collateralized by such securities.

United States Treasury securities are backed by the full faith and credit of the United States government. Other types of securities issued or guaranteed by Federal agencies and United States government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States government. The United States government, however, does not guarantee the market price of any United States government securities. In the case of securities not backed by the full faith and credit of the United States government, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States government itself in the event the agency or instrumentality does not meet its commitment.

Some of the United States government agencies that issue or guarantee securities include the Government National Mortgage Association, the Export-Import Bank of the United States, the Farmers Home Administration, the Federal Housing Administration, the Maritime Administration, the Small Business Administration, and the Tennessee Valley Authority. An instrumentality of the United States government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA).

FNMA and FHLMC were previously government-sponsored corporations owned entirely by private stockholders. In September 2008, at the direction of the United States Department of the Treasury, FNMA and FHLMC were placed into conservatorship under the FHFA. The United States government also took steps to provide additional financial support to FNMA and FHLMC. No assurance can be given that the United States Treasury initiatives with respect to FNMA and FHLMC will be successful.

Debt Securities — Variable and Floating Rate Securities. Variable and floating rate securities are debt securities that provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer’s credit quality. There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect existing market interest rates. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

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Debt Securities — Zero-Coupon and Pay-in-Kind Securities. Zero-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments. Zero-coupon securities generally do not pay interest. Pay-in-kind securities pay interest through the issuance of additional securities. These securities are generally issued at a discount to their principal or maturity value. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other non-cash income on such securities accrued during that year. A Fund holding zero-coupon or pay in-kind securities may accordingly have to dispose of its portfolio investments under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements for maintaining its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code).

Less than Investment-Grade Securities.  The Balanced Fund may invest in debt securities rated less than investment grade as a principal investment strategy, and the Growth Fund and Small Cap Fund may invest in them as a non-principal investment strategy.  The convertible and non-convertible securities in which the Funds may invest include non-investment-grade securities, also referred to as “high-yield securities” or “junk bonds,” which are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB– by Standard & Poor’s) or are determined to be of comparable quality by the Adviser. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Analysis of the creditworthiness of issuers of high-yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high-yield securities than for investment-grade debt securities. The success of the Adviser in managing high-yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high-yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high-yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high-yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high-yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High-yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a sustained period of rising interest rates, for example, could cause a decline in junk bond prices, because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

The secondary market on which high-yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of the Fund to sell a high-yield security or the price at which the Fund could sell a high-yield security, and could adversely affect the daily net asset value of Fund shares. When secondary markets for high-yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities, because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

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Except as otherwise provided in the Funds’ prospectus, if a credit-rating agency changes the rating of a portfolio security held by a Fund, then the Fund may retain the portfolio security if the Adviser deems it in the best interests of shareholders.

Foreign Securities; American Depositary Receipts.  Each Fund may invest in securities of foreign issuers, which are either listed on a United States securities exchange or represented by American Depositary Receipts (ADRs).  In determining whether a security is foreign or domestic, the Advisor will generally look at the location of the headquarters of the issuer.  However, if the issuer is believed by the Advisor to be headquartered in a jurisdiction primarily for tax purposes, the Advisor will consider the following factors:

   ●  the location of the primary exchange trading its securities;
   ●  where it derives the majority of its revenues; or
   ●  where it earns the majority of its profits.

Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers.  These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements).  Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations.  The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

In addition, there may be less publicly available information about a foreign company than about a United States domiciled company.  Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies.  There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States.  Confiscatory taxation or diplomatic developments could also affect investment in those countries.

United States dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks.  ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank.  ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers.  However, by investing in ADRs rather than directly in foreign issuers’ stock, the Fund can avoid currency risks during the settlement period for either purchases or sales.  In general, there is a large, liquid market in the United States for many ADRs.  The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities, while issuers of sponsored facilities normally pay more of the costs.  The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.

Exchange-Traded Funds. Each Fund may purchase shares of exchange-traded funds (ETFs) as a non-principal investment strategy. Typically, a Fund would purchase ETF shares to obtain exposure to all or a portion of the stock or bond market.

Most ETFs are investment companies. Therefore, a Fund’s purchases of ETF shares generally are subject to the limitations on, and the risks of, that Fund’s investments in other investment companies.  If a Fund invests in ETFs, then shareholders will bear not only their proportionate share of the Fund’s expenses (including operating expenses and the fees of the Adviser), but also, indirectly, the similar expenses of the ETF.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objective, strategies and policies. The price of an ETF can fluctuate within a wide range, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds:

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•	the market price of an ETF’s shares may trade at a discount to their net asset value;
•	an active trading market for an ETF’s shares may not develop or be maintained; or
•
trading of  an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) generally halts stock trading.

Mortgage-Backed Securities. The Balanced Fund may invest in mortgage-backed securities as a principal investment strategy. Mortgage-backed securities are securities that represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property or instruments derived from such loans. Mortgage-backed securities include various types of securities such as government stripped mortgage-backed securities, adjustable rate mortgage-backed securities and collateralized mortgage obligations.

Generally, mortgage-backed securities represent interests in pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association (GNMA), by government related organizations, such as FNMA and FHLMC, as well as by private issuers, such as commercial banks, savings and loan institutions and mortgage bankers. The average maturity of pass-through pools of mortgage-backed securities in which the Fund may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool’s average maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately. (See “Debt Securities — U.S. Government Securities” above.)

Mortgage-backed securities may be classified as private, government, or government-related, depending on the issuer or guarantor. Private mortgage-backed securities represent an interest in pass-through pools consisting principally of conventional residential mortgage loans created by non-government issuers, such as commercial banks and savings and loan associations and private mortgage insurance companies. Government mortgage-backed securities are backed by the full faith and credit of the United States. GNMA, the principal United States guarantor of these securities, is a wholly-owned United States government corporation within the Department of Housing and Urban Development. Government-related mortgage-backed securities are not backed by the full faith and credit of the United States. Issuers include FNMA and FHLMC. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. Participation certificates representing interests in mortgages from FHLMC’s national portfolio are guaranteed as to the timely payment of interest and principal by FHLMC. Private, government, or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than customary.

Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. Prepayments of principal by mortgagors or mortgage foreclosures shorten the term of the mortgage pool underlying the mortgage-backed security. The occurrence of prepayments is a function of several factors including the level of interest rates, general economic conditions, the location of the mortgaged property, the age of the mortgage or other underlying obligations, and other social and demographic conditions. Prepayment rates of individual mortgage pools vary widely, therefore, the average life of a particular pool cannot be predicted accurately. The Fund’s ability to maintain positions in mortgage-backed securities is affected by the reductions in the principal amount of such securities resulting from prepayments. The Fund’s ability to reinvest prepayments of principal at comparable yield is subject to generally prevailing interest rates at that time. The values of mortgage-backed securities vary with changes in market interest rates generally and the differentials in yields among various kinds of United States government securities, mortgage-backed securities, and asset-backed securities. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgages supporting a mortgage-backed security. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase thereby shortening the average life of such a pool. Prepayments of principal generally occur when interest rates are declining, and the Fund generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which its assets were previously invested. Therefore, mortgage-backed securities have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity.

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Mortgage-Backed Securities — Adjustable Rate Mortgage-Backed Securities. Adjustable rate mortgage-backed securities (ARMBSs) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the Fund holding an ARMBS does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Mortgage-Backed Securities — Collateralized Mortgage Obligations. Collateralized mortgage obligations (CMOs) are mortgage-backed securities that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO transaction are divided into groups, and each group of bonds is referred to as a “tranche.” Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a traditional CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under a CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The “fastest-pay” tranches of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When those tranches of bonds are retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives and risk characteristics.

In recent years, new types of CMO tranches have evolved. These include floating rate CMOs, planned amortization classes, accrual bonds and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these new structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-backed securities.

The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

Mortgage-Backed Securities — Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities (SMBSs) are derivative multi-class mortgage-backed securities. SMBSs may be issued by agencies or instrumentalities of the United States government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities formed or sponsored by any of the foregoing.

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SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The price and yield-to-maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities, even if the security is in one of the highest rating categories.

Although SMBSs are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to the Fund’s limitations on investment in illiquid securities.

Other Investment Companies. As a non-principal investment strategy, each Fund may invest in other investment companies to the extent permitted by applicable law or SEC exemption. Under the 1940 Act, a Fund generally may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company, as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. If the Fund invests in other investment companies, shareholders will bear not only their proportionate share of the Fund’s expenses (including operating expenses and the fees of the Adviser), but also, indirectly, the similar expenses of the underlying investment companies.  Shareholders would also be exposed to the risks associated not only with the investments of the Fund but also with the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded on the secondary market.

Preferred Stock. Each Fund may invest in preferred stock as a non-principal investment strategy. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends be paid before dividends can be paid to holders of the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

Repurchase Agreements. Each Fund may invest in repurchase agreements as a non-principal investment strategy. A repurchase agreement is an agreement under which a Fund acquires a fixed income security (generally a security issued by the United States government or an agency thereof, a banker’s acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and be held by a custodian bank until repurchased. In addition, the Adviser will monitor the Fund’s repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a Fund. The aggregate amount of any such agreements is not limited except to the extent required by law.

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The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within its control and, therefore, the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Reverse Repurchase Agreements. Each Fund may invest in reverse repurchase agreements as a non-principal investment strategy. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase.

A reverse repurchase agreement may be considered a borrowing transaction for purposes of the 1940 Act. A reverse repurchase agreement transaction will not be considered to constitute the issuance of a “senior security” by the Fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction in accordance with the requirements of the 1940 Act. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

Temporary Investments. Each Fund may take temporary defensive measures that are inconsistent with the Fund’s normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political, or other conditions as determined by the Adviser. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the United States government and its agencies, commercial paper and bank certificates of deposit; (2) shares of other investment companies which have investment objectives consistent with those of the Fund; (3) repurchase agreements involving any such securities; and (4) money market funds or other money market instruments. There is no limit on the extent to which a Fund may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Warrants. Each Fund may purchase warrants as part of its non-principal investment strategy. Warrants are instruments that give the holder the right, but not the obligation, to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued or Delayed-Delivery Securities. Each Fund may purchase securities on a when-issued or a delayed-delivery basis, that is, for payment and delivery on a date later than normal settlement, but generally within 30 days.

The purchase price and yield on these securities are generally set at the time of purchase.  On the date that a security is purchased on a when-issued basis, the Fund earmarks liquid assets with a value at least as great as the purchase price of the security as long as the obligation to purchase continues.  The value of the delayed delivery security is reflected in the Fund’s net asset value as of the purchase date, however, no income accrues to the Fund from these securities prior to their delivery to the Fund.  The Fund makes such purchases for long-term investment reasons, but may actually sell the securities prior to settlement date if the Fund deems it advisable in seeking to achieve the objectives of the Fund.  The purchase of these types of securities may increase the Fund’s overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.  Unsettled securities purchased on a when-issued or delayed-delivery basis (i.e., in excess of an established market practice) will not exceed 10% of the Fund’s total assets at any one time.

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Recent Events

The U.S. government has implemented various measures designed to stabilize the U.S. economy in recent years, including by keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies and instrumentalities on the open market (quantitative easing).  As the Board of Governors of the Federal Reserve System reduces quantitative easing and/or raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise.  These policy changes may expose debt instruments and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline.  To the extent that a Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that a Fund incurs and may lower a Fund’s performance.

The financial problems in global economies over the past several years may continue to cause high volatility in global financial markets.  In addition, global economies are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact a different country or region.

Portfolio Turnover

The Funds have not placed any limit on their portfolio turnover rates, and securities may be sold without regard to the time they have been held when in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rates are calculated by dividing the lesser of each Fund’s annual sales or purchases of portfolio securities (exclusive of securities with maturities of one year or less at a time the Fund acquired them) by the monthly average value of the securities in each Fund’s portfolio during the year.  A higher portfolio turnover rate (100% or more) may indicate higher transaction costs and may result in higher taxes when a Fund’s shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example set forth in each Fund’s prospectus, affect a Fund’s performance.

The Funds had the following turnover rates for the past two fiscal years:

	Fiscal Year ended 12/31/ 2014	Fiscal Year ended 12/31/ 2013
Growth Fund	[…]%	3.79%
Balanced Fund	[…]%	3.02%
Small Cap Fund	[…]%	34.91%

Disclosure of Portfolio Holdings

Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual and Semi-Annual Reports to shareholders on Form N-CSR and in the first and third quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  You may also visit the SEC’s Public Reference Room in Washington, D.C. to view and copy these reports. Information regarding the operations of the Public Reference Room may be obtained by calling 202-551-8090 (direct) or 800-732-0330 (general SEC number).  A complete copy of each Fund’s portfolio holdings will be available on or about 15 days following each quarter-end on the Funds’ website.  This list remains available on the website until it is replaced with the following quarter-end list.  To view the Funds’ portfolio holdings, visit www.mairsandpower.com.  You may also obtain a copy of a Fund’s latest quarterly report without charge by calling Shareholder Services at 800-304-7404.

The Funds’ policy is to disclose portfolio holdings to third parties only where the Funds believe that there is a legitimate business purpose for disclosing the information, and the recipient, whether by explicit agreement or by virtue of their respective duties to the Funds, is subject to a duty of confidentiality, including a duty not to trade on the basis of any non-public information (the Disclosure Policy). No compensation is received by the Funds in connection with the disclosure of portfolio holdings information.

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The Funds have entered into arrangements with certain third party service providers for services that require these providers to have access to the Funds’ portfolio holdings from time to time, on an ongoing basis.  As a result, such third party service providers will receive portfolio holdings information prior to and more frequently than the public disclosure of such information.  There is no set frequency at which this information is provided to the Funds’ service providers, as it is only provided on an as needed basis in connection with their services to the Funds, and the need for such disclosure arises from time to time throughout the year.  Accordingly, there is also no set time between the date of such information and the date on which the information is publicly disclosed.   Portfolio holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following service providers: the fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Funds or the Board, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities. The Funds may also provide non-public portfolio holdings information to the Funds’ financial printer, in connection with the preparation, distribution and filing of the Funds’ financial reports and public filings, and to mutual fund ratings or statistical agencies, in accordance with the Disclosure Policy.

In addition, the Adviser manages portfolios for investment clients whose portfolios may be similar to those of the Funds.  These clients receive investment advice and generally have access to current portfolio holding information in their accounts.  These investment clients do not have a duty to the Adviser or the Funds to keep their portfolio holdings confidential.  The Funds’ Board of Trustees may, on a case-by-case basis, impose additional restrictions on the dissemination of the Funds’ portfolio information beyond those described herein.

The Chief Compliance Officer will exercise oversight of disclosures of a Fund’s portfolio holdings and ensure that all portfolio holdings disclosures are in the best interests of the Fund’s shareholders.  Every violation of the portfolio holdings disclosure policy must be reported to the Funds’ Chief Compliance Officer.  The portfolio holdings disclosure policy may not be waived, and exceptions may not be made, without the consent of the Funds’ Board of Trustees.

Management of the Funds

The Board of Trustees (the Board) supervises the business and management of the Funds.  The Board approves all significant agreements between the Funds and those companies that furnish services to the Funds. Information about the Trustees, including their business addresses, ages, principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below.

The Board has appointed an Independent Trustee as Chair. The Chair presides at meetings of the Trustees and may call meetings of the Board and any Board committee whenever deemed necessary. The Chair also acts as a liaison with the Funds’ management, officers, attorneys, and other Trustees generally between meetings. The Chair may perform such other functions as may be requested by the Board from time to time. The Board has designated a number of standing committees as further described below, each of which has a Chair. The Board also may designate working groups or ad hoc committees as it deems appropriate.

The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its control, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. The Board also believes that having a majority of Independent Trustees is appropriate and in the best interest of the Funds’ shareholders. In addition, the Board believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, appropriate elements in its decision-making process. The leadership structure of the Board may be changed at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Funds.

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Name (Year of birth) and Address(1)	Position(s) Held with the Trust and Length of Time Served(2)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years (2)
PRINCIPAL OFFICER WHO IS AN INTERESTED TRUSTEE
Jon A. Theobald (1945)	Secretary since 2003; Chief Compliance Officer from 2004 to 2012; Trustee since December 2012	• Chairman of the Board of the Investment Adviser (January 2015 to present). • Chief Executive Officer of the Investment Adviser (2012 to present). • President of the Investment Adviser (2007 to 2014). • Chief Operating Officer of the Investment Adviser (2007 to 2012). • Chief Compliance Officer of the Investment Adviser (2004 to 2012).	3	None

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES
Mark L. Henneman (1961)	President since December 31, 2014; Vice President from 2009 to 2014
• President of the Investment Adviser (January 2015 to present).
• Chief Investment Officer of the Investment Adviser (January 2015 to present).
• Executive Vice President of the Investment Adviser (2012 to 2014).
• Vice President of the Investment Adviser (2004 to 2012).
			N/A	N/A

Ronald L. Kaliebe (1952)	Vice President since 2009
• Senior Vice President of the Investment Adviser (January 2015 to present).
• Director of Fixed Income of the Investment Adviser (January 2015 to present).
• Vice President of the Investment Adviser (2001 to 2014).
			N/A	N/A

Andrew R. Adams (1972)	Vice President since 2011	• Vice President of the Investment Adviser (2006 to present).	N/A	N/A

Andrea C. Stimmel (1967)	Treasurer since 2011; Chief Compliance Officer since 2012	• Director of Operations and Treasurer of the Investment Adviser (2008 to present). • Chief Compliance Officer of the Investment Adviser (2012 to present).	N/A	N/A

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DISINTERESTED TRUSTEES
Norbert J. Conzemius (1941)	Trustee since 2000; Board Chair from February 2006 to December 2014; Nominating and Governance Committee Chair since 2006	• Retired Chief Executive Officer, Road Rescue Incorporated.	3	Director, Mairs & Power Growth Fund, Inc. (2000 to 2011), Director, Mairs & Power Balanced Fund, Inc. (2000 to 2011)

Mary Schmid Daugherty (1958)	Trustee since December 2010; Audit Committee Chair since December 2012	• Associate Professor, Department of Finance, University of St. Thomas (1987 to present).	3	Director, Mairs & Power Growth Fund, Inc. (2010 to 2011), Director, Mairs & Power Balanced Fund, Inc. (2010 to 2011)

Bert J. McKasy (1942)	Trustee since September 2006; Board Chair since December 2014	• Attorney, Lindquist & Vennum, P.L.L.P. (1994 to present).	3	Director, Mairs & Power Growth Fund, Inc. (2006 to 2011), Director, Mairs & Power Balanced Fund, Inc. (2006 to 2011)

(1)	Unless otherwise indicated, the mailing address of each officer and trustee is: W1520 First National Bank Building, 332 Minnesota Street, Saint Paul, MN 55101-1363.
(2)
Mr. Conzemius, Dr. Daugherty and Mr. McKasy served as directors of Mairs & Power Growth Fund, Inc. and Mairs & Power Balanced Fund, Inc. (together, the “Predecessor Funds”) prior to the reorganization of the Predecessor Funds into newly formed series of the Trust effective December 31, 2011.  Positions listed in these columns for trustees and officers prior to 2012 refer to their positions with the Predecessor Funds.  Each trustee serves until his or her resignation or mandatory retirement age.  Each officer is elected annually and serves until his successor has been duly elected and qualified.

The Board has concluded that, based on each Board member’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Board members, each Board member should serve as a Board member.  Among other attributes common to all Board members are their ability to review, critically evaluate, question and discuss information provided to them, to interact effectively with the various service providers to the Funds, and to exercise reasonable business judgment in the performance of their duties as Board members.  In addition, the Board has taken into account the actual service and commitment of the Board members during their tenure in concluding that each should continue to serve.  A Board member’s ability to perform his or her duties effectively may have been attained through a Board member’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a Board member of the Funds, including prior service as Board members of the Mairs & Power Growth Fund, Inc. and the Mairs & Power Balanced Fund, Inc. (predecessor registrants to the Growth Fund and Balanced Fund, respectively, and collectively the “Predecessor Boards”), public companies, or non-profit entities or other organizations; or other experiences.  Set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board member that led the Board to conclude that he or she should serve as a Board member.

Norbert Conzemius served as a Board member of the Predecessor Boards from 2000 until 2011, including service as a member of the Predecessor Boards’ Audit Committee and Nominating Committee and service as Independent Chairman of the Predecessor Boards’ Board of Trustees for five years.  Mr. Conzemius currently serves as a Trustee, is the Chair of the Nominating and Governance Committee and serves as a member of the Audit Committee of the Board.  Mr. Conzemius has many years of experience from his previous service as senior executive officer in the financial services industry and CEO of a private manufacturing company.  Mr. Conzemius has served on various boards for private companies, financial services companies and non-profit organizations.

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Mary Schmid Daugherty, PhD, became a Board member of the Predecessor Boards in December 2010, including service as a member of the Predecessor Boards’ Audit Committee and Nominating Committee.  Dr. Daugherty currently serves as a Trustee, is the Chair of the Audit Committee and serves as a member of the Nominating and Governance Committee of the Board.  Dr. Daugherty also serves as the Audit Committee’s “audit committee financial expert.” Dr. Daugherty has served as a professor of finance at a private university in St. Paul, Minnesota since 1987 and has also served as an investment officer in the financial services industry in St. Paul. Dr. Daugherty is the author of several publications in the financial field.

Bert J. McKasy served as a Board member of the Predecessor Boards for more than 5 years, including as a member of the Audit Committee and the Nominating Committee.  Mr. McKasy currently serves as a Trustee, is Chair of the Board and serves as a member of the Audit Committee and Nominating and Governance Committee of the Board. Mr. McKasy has many years of experience from his previous service as a senior executive officer of various operating companies and as a director of public companies.  Mr. McKasy has more than 20 years of private practice experience as an attorney.  Mr. McKasy served as a senior executive officer and as a director in the financial services industry, and has substantial experience in public service.

Jon A. Theobald has served as a Trustee of the Trust since 2012.  He has served as Secretary of the Trust and the Predecessor Funds since 2003 and as Chief Compliance Officer from 2004 to 2012.  Mr. Theobald has served as a senior executive officer of the Adviser since 2002 and currently serves as Chairman and Chief Executive Officer.  Prior to joining the Adviser in 2002, Mr. Theobald served as trust officer and senior vice president with various trust companies in St. Paul for over 30 years.  Mr. Theobald holds a law degree from St. Louis University.  Through his positions with the Trust and the Adviser and his other employment and educational experience, Mr. Theobald is proficient in legal, regulatory and investment matters impacting the investment management industry.

Trustees, Officers and Portfolio Managers of the Funds are subject to mandatory retirement at the end of the year in which they reach age 75.

The Board of Trustees has four standing committees listed below:
Standing Committees	Functions	Members	Number of Meetings Held During Last Fiscal Year
Audit Committee	To make recommendations to the Board of Trustees regarding the selection of an independent registered public accounting firm, and to assist the Board of Trustees in its oversight of the Funds’ financial reporting process. The Audit Committee meets with the independent registered public accounting firm at least semi-annually to review the results of the examination of the Funds’ financial statements and any other matters relating to the Funds.	Mary Schmid Daugherty (Chairperson) Norbert J. Conzemius Bert J. McKasy	3
Distribution Committee	To oversee and determine dividend and capital gain distributions for the Funds, including but not limited to calculation and declaration of regular dividend and capital gain distributions and spillover dividends.	Mark L. Henneman (Chairperson) Ronald L. Kaliebe Andrew R. Adams Jon A. Theobald Andrea C. Stimmel Collyn E. Iblings(1)	4

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Fair Value Committee	To oversee pricing of the Funds and to research and resolve any pricing problems. The Fair Value Committee meets quarterly and on an “as needed” basis.	Jon A. Theobald (Chairperson) Ronald L. Kaliebe Andrea C. Stimmel Collyn E. Iblings Heidi J. Lynch(2)	4
Nominating and Governance Committee	To nominate individuals qualified to serve as members of the Board and to review, recommend committee appointments for the committees of the Board and oversee matters of governance of the Funds, including the administration of the Funds’ Governance policy.	Norbert J. Conzemius (Chairperson) Mary Schmid Daugherty Bert J. McKasy	3
(1)	Ms. Iblings is a non-voting member of the Distribution Committee.
(2)	Ms. Lynch is a non-voting member of the Fair Value Committee.

Nominations of Trustees who are not “interested persons” of the Trust must be made and approved by the Nominating and Governance Committee. The Nominating and Governance Committee considers whether the individual’s background, skills and experience will complement the background, skills and experience of other nominees and will contribute to the diversity of the Board. The Nominating and Governance Committee meets annually and on an “as needed” basis. The Nominating and Governance Committee will consider nominees recommended by shareholders. Shareholders may submit recommendations in writing to the Secretary of the Funds. At a minimum, the recommendation should include: a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made, the name, age, date of birth, residence address and business address, educational and/or other pertinent background of the person being recommended; a statement concerning whether the person is an “interested person” of the Funds as defined in the 1940 Act; any other information the Funds would be required to include in a proxy statement if the person was nominated; a written consent of the candidate to be named in the proxy statement and to serve as a trustee; any other information that would be helpful to the Nominating and Governance Committee in evaluating the candidate; and the name and address of the person submitting the recommendation, together with the number of shares of the Funds held by such person and the period for which the shares were held.

The following table shows the dollar amount range of each Trustee’s beneficial ownership of the Funds as of December 31, 2014, using the following dollar ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, and over $100,000.

Name of Trustee	Growth Fund	Balanced Fund	Small Cap Fund	Aggregate Dollar Range of Equity Securities In All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Norbert J. Conzemius	over $100,000	over $100,000	over $100,000	over $100,000
Mary Schmid Daugherty	over $100,000	over $100,000	over $100,000	over $100,000
Bert J. McKasy	None	over $100,000	over $100,000	over $100,000
Jon A. Theobald	over $100,000	over $100,000	over $100,000	over $100,000

Certain Transactions

As of December 31, 2014, no trustee who is not an interested person of the Fund, or any immediate family member of such a trustee, had any direct or indirect interest in: (i) the Funds’ investment adviser or distributor or (ii) any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the investment adviser or distributor.

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Since January 1, 2013, no trustee who is not an interested person of the Funds, or any immediate family member of such a trustee, has had any material interest or relationship, direct or indirect, in any transaction, or series of similar transactions, in which the amount involved exceeded $120,000 and to which any of the following persons was a party:  (i) the Funds, (ii) an officer of the Funds, (iii) the Funds’ investment adviser, (iv) an officer of the Fund’s investment adviser, (v) a person directly or indirectly controlling, controlled by, or under common control with the investment adviser, or (vi) an officer of a person directly or indirectly controlling, controlled by, or under common control with the investment adviser.

Since January 1, 2013, no officer of the Adviser or any officer of any person directly or indirectly controlling, controlled by, or under common control with the investment adviser, served on the board of directors of any company where a trustee of the Funds who is not an interested person of the Funds, or immediate family member of the trustee, was an officer.

Compensation

The following table provides information about compensation paid to the Funds’ trustees for the fiscal year ended December 31, 2014. Neither the Trust nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as Trust or Fund expenses. The Fund does not pay remuneration to its officers or to trustees who are officers, directors or employees of the Adviser.

Name of Person, Position	Aggregate Compensation from Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Trustees

Norbert J. Conzemius (Chairperson of the Board) Disinterested Trustee	$[…]	$0	$0	$[…]

Mary Schmid Daugherty Disinterested Trustee	$[…]	$0	$0	$[…]

Bert J. McKasy Disinterested Trustee	$[…]	$0	$0	$[…]

Jon A. Theobald Interested Trustee	$0	$0	$0	$0

William B. Frels* Interested Trustee	$0	$0	$0	$0

*    Mr. Frels retired from the Board of Trustees effective December 31, 2014.

Risk Management

The Board oversees the risk management activities of the Adviser and the Funds’ other service providers.  Shareholders should recognize that it may not be possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board discharges risk oversight as part of its overall activities, with the assistance of its Audit Committee and the Funds’ Chief Compliance Officer (CCO).  In addressing issues regarding the Funds’ risk management between meetings, appropriate representatives of the Adviser communicate with the Chair of the Board or the Funds’ CCO, who is directly accountable to the Board. As appropriate, the Trustees confer among themselves, with the Funds’ CCO, the Adviser, other service providers, and counsel to the Funds, to identify and review risk management issues that may be placed on the Audit Committee’s or the full Board’s agenda.

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Code of Ethics

The Funds, the Adviser and the Funds’ distributor have each adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel (access persons) subject to the codes to invest in securities, including securities that may be purchased or held by the Funds, subject to certain restrictions. The codes generally require that access persons must obtain approval before executing personal trades. The codes are designed to ensure that the interests of the Funds’ shareholders come before the interests of the Funds’ management and distributor.  The codes are on file with the SEC.

Proxy Voting Policies and Procedures

The Funds have delegated the authority to vote shares held in the investment portfolios to the Adviser.  Accordingly, the Adviser is responsible for voting proxies for all voting securities held by the Funds.  The Adviser’s policy is to vote in accordance with guidelines established by its Investment Committee, which are subject to change.  The Investment Committee, comprised of the Adviser’s investment managers, is responsible for resolving voting decisions that cannot be readily determined by reference to the proxy voting guidelines.  A copy of the Adviser’s Proxy Voting Policies & Procedures is attached as Appendix A.

Actual proxy voting records of the Funds are filed with the SEC no later than August 31 of each year, covering the Funds’ proxy voting record for the most recent twelve-month period ended June 30.  Proxy voting records are available as soon as reasonably practicable after filing the report with the Commission, without charge, by visiting the Funds’ website at www.mairsandpower.com and on the SEC’s website at www.sec.gov.

Control Persons and Principal Holders of Securities

 A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.  Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.

As of March 31, 2015, the following shareholders were considered to be either a control person or principal shareholder of a Fund:

Growth Fund

Name and Address	% Ownership	Nature of Ownership
[…]	[…]%	Record
[…]	[…]%	Record
[…]	[…]%	Record

Balanced Fund

Name and Address	% Ownership	Nature of Ownership
[…]	[…]%	Record
[…]	[…]%	Record
[…]	[…]%	Record
[…]	[…]%	Record

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Small Cap Fund

Name and Address	% Ownership	Nature of Ownership
[…]	[…]%	Record
[…]	[…]%	Record
[…]	[…]%	Record

As of March 31, 2015, the Funds’ officers and trustees as a group beneficially owned […]% of the Growth Fund’s outstanding shares, […]% of the Balanced Fund’s outstanding shares, and […]% of the Small Cap Fund’s outstanding shares.

Investment Adviser

The investment adviser to each Fund is Mairs and Power, Inc., W1520 First National Bank Building, 332 Minnesota Street, St. Paul, Minnesota 55101-1363.  Mairs and Power, Inc. has served as an investment advisory firm since 1931.  William B. Frels, Peter G. Robb, Jon A. Theobald, Ronald L. Kaliebe, Glenn E. Johnson, Mark L. Henneman, Andrew R. Adams, Andrea C. Stimmel, Peter J. Johnson, Kevin V. Earley and Allen D. Steinkopf are officers and directors of the Adviser.  Mr. Theobald serves as an officer and a trustee of the Trust; Mr. Kaliebe, Mr. Henneman, Mr. Adams and Ms. Stimmel each serve as an officer of the Trust.  Mr. Robb, Mr. Theobald and Mr. Henneman are affiliated persons and are presumed to be control persons of the Adviser by virtue of their positions with and stock ownership of the Adviser.  In addition, Mr. Adams, Mr. Kaliebe and Ms. Stimmel are considered affiliated persons of the Adviser due to their stock ownership of the Adviser.

The Adviser serves as investment adviser to the Funds under the terms of an Investment Advisory Agreement for Investment Counsel Service effective May 17, 2011 (the Investment Advisory Agreement), as amended effective December 31, 2011.  The Investment Advisory Agreement must be approved annually by the Board, including a majority of those Trustees who are not parties to such contract or “interested persons” of any such party as defined in the 1940 Act.  The independent trustees of the Funds review the level of fees charged by the Adviser, the level and quality of service provided by the Adviser, and the expenses incurred by the Funds. The Investment Advisory Agreement may be terminated at any time, without penalty, on 60 days’ written notice by the Funds’ Board of Trustees, by the holders of a majority of a Fund’s outstanding voting shares or by the Adviser.  The Investment Advisory Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act and the rules thereunder).  The Adviser conducts investment research and supervises investment accounts for individuals, trusts, pension and profit sharing funds, and charitable and educational institutions.

As compensation for its services to the Funds, the Adviser receives monthly compensation from the Funds.  The investment management fees paid to the Adviser by the Growth Fund is computed at an annual rate of 0.60% of the Growth Fund’s average daily net assets up to $2.5 billion, and 0.50% of average daily net assets on the balance.  The investment management fees paid to the Adviser by the Balanced Fund is computed at an annual rate of 0.60% of the Balanced Fund’s average daily net assets.  The investment management fees paid to the Adviser by the Small Cap Fund is computed at an annual rate of 0.90% of the Small Cap Fund’s average daily net assets.

For the Small Cap Fund, the Adviser has agreed to waive its investment management and fund administration fees and reimburse expenses to the extent necessary to prevent total annual fund operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.25% through April 30, 2015. The Adviser cannot terminate this arrangement before that date without the agreement of the Board.

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The following table shows the amount of advisory fees paid by each of the Funds and the amount of fees waived and/or reimbursed by the Adviser for the fiscal periods shown.

	Advisory Fees Accrued	Waived Fees and/or Expenses reimbursed by the Adviser	Net Fees Paid to the Adviser
Growth Fund
Year Ended December 31, 2014	$[…]	$[…]	$[…]
Year Ended December 31, 2013	$18,830,587	$0	$18,830,587
Year Ended December 31, 2012	$13,605,025	$0	$13,605,025

Balanced Fund
Year Ended December 31, 2014	$[…]	$[…]	$[…]
Year Ended December 31, 2013	$2,776,155	$0	$2,776,155
Year Ended December 31, 2012	$1,358,208	$0	$1,358,208

Small Cap Fund*
Year Ended December 31, 2014	$[…]	$[…]	$[…]
Year Ended December 31, 2013	$696,537	$0	$696,537
Year Ended December 31, 2012	$164,489	$88,358	$76,131
*
The Adviser has agreed to waive its investment management fee for the Small Cap Fund only to the extent necessary to prevent total annual fund operating expenses from exceeding 1.25% through April 30, 2015.

Under the terms of the Investment Advisory Agreement, the Adviser agrees to render research, statistical and advisory services to the Funds, pay for office rental, executive salaries and executive expenses and pay all expenses related to the distribution and sale of Fund shares.  All other expenses, such as brokerage commissions, fees charged by the Securities and Exchange Commission, custodian and transfer agent fees, legal and auditing fees, trustee fees, premiums on fidelity bonds, supplies and all other miscellaneous expenses are borne by the Funds.

The Adviser, at its own expense and subject to its own discretion, currently pays costs which may include record keeping, transaction processing for shareholders’ accounts and other services to authorized third-party retirement plan administrators and authorized registered broker-dealers, financial institutions or investment advisers.  The Adviser considers many factors, including the quality of relationship and the terms of any servicing agreement, before determining whether the Adviser should pay these costs.  The Funds may pay a portion of this fee which approximates the amount the Funds would pay its transfer agent if the shares involved were registered directly in the respective beneficial owners’ names on the books of the Funds.

Fund Administration Servicing Agreement

Mairs and Power, Inc. (the Administrator) serves as the Administrator pursuant to a Fund Administration Servicing Agreement between the Administrator and the Trust. The Administrator provides general Fund management, compliance, reporting and other administrative services to the Funds. For the fiscal year ended December 31, 2014, the Fund Administration fee was computed at an annual rate of […]% based upon each Fund’s average daily net assets.

For these services, the Funds paid the following fees to the Administrator:

Fund	Fees paid for fiscal year ended December 31, 2014	Fees paid for fiscal year ended December 31, 2013	Fees paid for fiscal year ended December 31, 2012
Growth Fund	$[…]	$91,778	$63,717
Balanced Fund	$[…]	$13,002	$6,361
Small Cap Fund*	$[…]	$2,175	$514
*
The Adviser has agreed to waive its fund administration fee for the Small Cap Fund only to the extent necessary to prevent total annual fund operating expenses from exceeding 1.25% through April 30, 2015.

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U.S. Bancorp Fund Services, LLC (USBFS), 615 East Michigan Street, Milwaukee, WI 53202, serves as sub-administrator pursuant to a Fund Administration Servicing Agreement between the Trust and USBFS.  USBFS is a subsidiary of U.S. Bancorp, and an affiliate of U.S. Bank, N.A.  The services provided under the Fund Administration Servicing Agreement include various compliance, oversight, administrative and accounting services.

For these services, the Funds paid the following fees to the sub-administrator:

Fund	Fees paid for fiscal year ended December 31, 2014	Fees paid for fiscal year ended December 31, 2013	Fees paid for fiscal year ended December 31, 2012
Growth Fund	$[…]	$428,889	$343,669
Balanced Fund	$[…]	$70,006	$25,452
Small Cap Fund	$[…]	$12,150	$13,849

Transfer Agent, Custodian and Fund Accountant

USBFS acts as the Funds’ transfer agent and dividend disbursing agent.  USBFS also serves as fund accountant for the Funds.

Custodial services for the Funds are performed by U.S. Bank, N.A., Custody Operations, 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, pursuant to the terms of a Custodial Agreement reviewed annually by the Board of Trustees.  As custodian, U.S. Bank, N.A.  controls all securities and cash for the Funds, receives and pays for securities purchased, delivers against payment for securities sold, receives and collects income from investments, makes all payments for Fund expenses and performs other administrative services, as directed in writing by authorized officers of the Funds.  USBFS and U.S. Bank, N.A. are affiliates.

Independent Registered Public Accounting Firm

[…] is the independent registered public accounting firm to the Funds, and is subject to annual appointment by the Audit Committee.

Legal Counsel to the Funds

Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, Wisconsin 53202, serves as legal counsel to the Funds.

Portfolio Managers

Other Accounts Managed

The portfolio managers for the Funds have responsibility for the day-to-day management of accounts other than the Funds.  Information regarding these other accounts is set forth in the following table.  The number of accounts and assets is shown as of December 31, 2014.

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	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Andrew R. Adams	[…]	[…]	[…]	[…]	[…]	[…]
	$[…]	$[…]	$[…]	$[…]	$[…]	$[…]

Mark L. Henneman	[…]	[…]	[…]	[…]	[…]	[…]
	$[…]	$[…]	$[…]	$[…]	$[…]	$[…]

Ronald L. Kaliebe	[…]	[…]	[…]	[…]	[…]	[…]
	$[…]	$[…]	$[…]	$[…]	$[…]	$[…]

Kevin V. Earley	[…]	[…]	[…]	[…]	[…]	[…]
	$[…]	$[…]	$[…]	$[…]	$[…]	$[…]

Allen D. Steinkopf	[…]	[…]	[…]	[…]	[…]	[…]
	$[…]	$[…]	$[…]	$[…]	$[…]	$[…]

Compensation

The Funds do not pay any salary, bonus, deferred compensation, pension or retirement plan contributions on behalf of the portfolio manager or any other employee of Mairs and Power, Inc.  The portfolio managers of the Funds receive compensation from the Adviser.   Compensation consists of a fixed salary and bonuses based on the profitability of the Adviser.  The portfolio managers also participate in the profit sharing plan of the Adviser.   Contributions are made annually and are within the limitations of the Internal Revenue Service rules and regulations.

Potential Conflicts of Interest

The Adviser has adopted policies and procedures that address conflicts of interest that may arise between a portfolio manager’s management of a Fund and their management of other funds and accounts.  Potential areas of conflict could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of a Fund’s trades, personal investing activities, and a portfolio manager’s compensation structure.  The Adviser has adopted policies and procedures that it believes are reasonably designed to address these conflicts.  However, there is no guarantee that such policies and procedures will be effective or that the Adviser will anticipate all potential conflicts of interest.

Ownership of Securities

The following table sets forth the dollar range of Fund shares beneficially owned by each portfolio manager as of December 31, 2014, stated using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or over $1,000,000.

Fund / Portfolio Manager	Dollar Range of Shares Owned in Fund
Growth Fund
Mark L. Henneman	$[…]
Andrew R. Adams	$[…]

Balanced Fund
Ronald L. Kaliebe	$[…]
Kevin V. Earley	$[…]

Small Cap Fund
Andrew R. Adams	$[…]
Allen D. Steinkopf	$[…]

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Mairs & Power’s profit sharing plan is almost entirely invested in shares of the Funds.  As of December 31, 2014, the profit sharing plan held $[…] in the Growth Fund, $[…] in the Balanced Fund, and $[…] in the Small Cap Fund.

Brokerage Allocation and Other Practices

Subject to policies established by the Board of Trustees of the Funds, the Adviser is responsible for each Fund’s portfolio decisions and the placing of orders to effect a Fund’s portfolio transactions. With respect to such transactions, the Adviser seeks to obtain the best net results for the Funds taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved.  While the Adviser generally seeks reasonably competitive commission rates, the Funds will not necessarily be paying the lowest commission or spread available.  The Funds have no obligation to deal with any broker or dealer in the execution of portfolio transactions.  Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of each Fund, rather than by any formula. The broker-dealers used by the Funds have no affiliation with the Funds, the Adviser, or any of their officers or trustees.

Investment decisions for a Fund are made independently from those for the other Funds also managed by Mairs and Power, Inc.  When the Funds are simultaneously engaged in the purchase or sale of the same securities, the transactions are averaged as to price and allocated as to amount in accordance with a formula deemed equitable to each Fund.  The decision to aggregate is only made after the Adviser determines that it does not intentionally favor any Fund or account over another. Such aggregation may reduce commission or transaction costs since larger orders tend to have lower costs.  In other cases, aggregation may adversely affect the price paid or received by a Fund, or the size of the position obtainable for the Fund.

Decisions with respect to allocations of portfolio brokerage will be made by the Adviser.  Portfolio transactions may be placed with broker-dealers which provide the Funds’ Adviser with research and statistical assistance. The soft dollar benefits the Adviser received in fiscal year 2014 were all research related and are designed to augment the Adviser’s own internal research and investment strategy capabilities. All such research was prepared by the broker-dealers that provided the research. The Adviser received written fundamental research on individual companies, written research focused on investment strategy or economics, access to analysts who write fundamental research, access to broker-dealer sponsored investor events and access to company management roadshows. Recognizing the value of these factors, the Funds may pay brokerage commissions in excess of those which another broker might charge for effecting the same transaction. The research services furnished by brokers through whom the Funds effect securities transactions may benefit other clients of the Adviser; not all such research services may be used by the Adviser in connection with the Funds. The Adviser may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

Brokerage commission paid by the Funds for the following fiscal periods is shown in the following table.

	Brokerage Fees Paid
Fund	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 31, 2013	Fiscal Year Ended December 31, 2012
Growth Fund	$ […]	$643,834	$201,060
Balanced Fund	$ […]	$61,167	$20,632
Small Cap Fund	$ […]	$30,492	$7,437

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The Growth Fund, Balanced Fund and Small Cap Fund each experienced increased brokerage commissions for the fiscal year ended December 31, 2013 compared to the fiscal year ended December 31, 2012, due to increased net assets in each fund.

Aggregate brokerage commissions paid by the Funds to brokers who provided brokerage and research services for the fiscal year ended December 31, 2014 are shown in the following table.

	Growth Fund	Balanced Fund	Small Cap Fund

Commissions Paid to Brokers Who Supplied Research Services	$ […]	$ […]	$ […]

Total Dollar Amount Involved in Such Transactions	$ […]	$[…]	$ […]

As of December 31, 2014, the following Funds owned the following securities of their “regular brokers or dealers” or their parents, as defined in the 1940 Act:

[Name] Fund

Security of “Regular Broker/Dealer” of the Fund	Value of Fund’s Aggregate Holding of Securities as of December 31, 2014
[…]	$[…]
[…]	$[…]
[…]	$[…]
[…]	$[…]
[…]	$[…]

Capital Stock

Each Fund offers for sale shares of beneficial interest of a single class.  Each share is equal in all respects and confers equal rights upon the shareholders as to redemption, distribution and liquidation.  When you invest in a Fund, you acquire shares that entitle you to receive distributions as determined by the Board of Trustees and to cast a vote for each share and fraction thereof at shareholder meetings.  The shares of a Fund do not have any preemptive rights.  All shares issued are fully paid and non-assessable, are transferable, and are redeemable at net asset value upon demand of the shareholder.

Purchasing, Redeeming and Pricing Fund Shares

The purchase, redemption and pricing of each Fund’s shares are subject to the procedures described in “Shareholder Information – Pricing of Fund Shares,” “Shareholder Information – Purchase of Fund Shares,” “Shareholder Information –  Redeeming Fund Shares,” “Shareholder Information – How to Exchange Shares,” “Shareholder Information – Redemption Fee (Small Cap Fund),” “Shareholder Information –  How to Transfer Registration” and “Shareholder Information –  Frequent Purchases and Redemptions of Fund Shares” in the Funds’ Prospectus.

Fund Taxation

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund is generally not subject to U.S. federal income tax on the investment company taxable income and net capital gain that it distributes to shareholders, if at least 90% of that Fund’s investment company taxable income (which includes but is not limited to dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. To avoid a 4% federal excise tax, each Fund must distribute each calendar year an amount equal to the sum of:

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(a)	at least 98% of its ordinary income for the calendar year, not taking into account any capital gains or losses,
(b)	at least 98.2% of its capital gain net income for the one-year period generally ending on October 31 of such calendar year, and
(c)	all ordinary income and capital gain net income for previous years that were not distributed by the Fund during such years.

Each Fund intends to distribute substantially all income each year.

To qualify as a regulated investment company, each Fund must also fulfill the source of income and asset diversification requirements as follows:

(a)	derive at least 90% of its gross income from dividends, interest, gains from the sale or disposition of stock or from other qualified sources; and
(b)	diversify its holdings so that at the end of each fiscal quarter,
i.
at least 50% of the value of a Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of a Fund’s total assets and 10% of the outstanding voting securities of such issuer, and

ii.
 not more than 25% of the value of its assets is invested in the securities of any one issuer or in two or more controlled issuers engaged in similar or related trades or businesses, or in certain publicly traded partnerships.

If a Fund does not qualify as a regulated investment company in any taxable year, it would be taxed at the normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions made to shareholders. In addition, a Fund’s distributions, to the extent made out of its current or accumulated earnings and profits, would be taxable to shareholders as dividends regardless of whether they would otherwise have been considered net capital gain distributions.

Each Fund may carry forward capital losses incurred, and capital loss carryforwards will retain their character as either short-term or long-term capital losses. As of December 31, 2014 the Growth Fund, Balanced Fund and Small Cap Fund [did not have] any capital loss carryforwards.

Taxes on Fund Redemptions, Sales and Exchanges

Upon a redemption, sale or exchange of shares of a Fund, investors will realize a taxable gain or loss depending upon their share basis. A gain or loss will generally be treated as capital gain or loss and the tax treatment will be dependent on the shareholder’s holding period. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. The basis of the acquired shares will be adjusted to reflect the disallowed loss.

In February, shareholders will be sent Form 1099 indicating the amount of sales made in a Fund during the prior year. This information is also reported to the IRS.

Taxes on Fund Distributions

The following summary does not apply to retirement accounts, such as IRAs, which are tax-deferred until shareholders withdraw money from them.

Distributions of investment company taxable income are taxable to shareholders as ordinary income, whether paid in cash or reinvested in Fund shares. Distributions of net capital gain, which is the excess of net realized long-term capital gains over net short-term capital losses, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term gain, regardless of how long a shareholder has held Fund shares. Net capital gains from assets held by the Fund for one year or less will be included in the Fund’s distributions of investment company taxable income and taxed as ordinary income.

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For federal income tax purposes, a Fund’s distributions of investment company taxable income are generally taxed as ordinary income and net capital gain distributions are taxed as long-term capital gains. Non-corporate investors may benefit from favorable tax treatment related to “qualified dividend income.” If certain holding period requirements are satisfied, “qualified dividend income” is taxed at long-term capital gain rates, which are currently as high as 20%. Subject to certain limitations, corporate shareholders may be eligible for the corporate dividends-received deduction with respect to the portion, if any, of a Fund’s distributions of investment company taxable income attributable to dividends received by the Fund directly or indirectly from United States corporations.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Medicare tax of 3.8%.  The Medicare tax is imposed on the lesser of the taxpayer’s (i) investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals, and $125,000 for married individuals filing separately). The Funds’ distributions are includable in a shareholder’s investment income for purposes of this Medicare tax.  In addition, any capital gain realized on the sale, exchange or redemption of Fund shares is includable in a shareholder’s investment income for purposes of this Medicare tax.

Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund may be required to withhold a generally non-refundable 30% tax on distributions of investment company taxable income paid after June 30, 2014 and distributions of net capital gain and the gross proceeds of a sale, redemption or exchange of Fund shares paid after December 31, 2016 to (i) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other things (unless such entity is deemed compliant under the terms of an intergovernmental agreement with the U.S.), and (ii) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other things.  This FATCA withholding tax could also affect a Fund’s return on its investments in foreign stocks or securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary.  You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting and withholding obligations to which you may become subject in order to avoid this withholding tax.

In February, shareholders will be sent Form 1099 indicating the tax status of any distributions paid to shareholders during the prior year. This information is also reported to the IRS.

Principal Underwriter

Effective as of August 1, 2012, the Trust entered into a Distribution Agreement, on behalf of each Fund, with ALPS Distributors, Inc. (the Distributor) pursuant to which the Distributor acts as distributor for each Fund and acts as agent for each Fund in selling its shares to the public. ALPS Distributors, Inc. is located at 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor offers shares of the Funds on a continuous basis and may engage in advertising and solicitation activities in connection therewith. The Distributor is not obligated to sell any certain number of shares of the Funds. The Distributor also reviews advertisements and acts as liaison for broker-dealer and other intermediary relationships. Investors purchasing or redeeming shares of a Fund through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

The Distribution Agreement continues in effect for an initial two year period and shall continue in effect for successive one-year periods provided such continuance is specifically approved at least annually by (i) the Board of Trustees or (ii) the vote of a majority of outstanding shares of the Fund, and provided that in either event the continuance is also approved by a majority of the Trust’s Board of Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Distribution Agreement.

The Adviser has agreed to pay all fees and expenses which are payable to the Distributor under the Distribution Agreement.  The Funds do not pay any such fees and expenses.

Calculation of Performance Data

Each Fund may publish its total return information from time to time.  Quotations of a Fund’s average annual total rate of return, the Fund’s average annual total return (after taxes on distributions) and the Fund’s average annual total return (after taxes on distributions and redemptions), will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over periods of one, five and ten years.  The after-tax performance is calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date.  The calculation applies the ordinary income tax rate for net investment income distributions, the short-term capital gain rate for short-term capital gain distributions and the long-term capital gain rate for long-term capital gain distributions.  Performance data will reflect the deduction of a proportional share of Fund expenses (on an annual basis) and will assume that all net investment income and net capital gain distributions are reinvested when paid.

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Performance information reflects only the performance of a hypothetical investment in a Fund during the particular time periods on which the calculations are based.  Such information should not be considered as representative of the performance of the Fund in the future.  Performance of the Fund will vary based not only on the current market value of the securities held in its portfolio, but also on changes in its expenses and amount of assets.

Financial Statements

Each Fund’s financial statements, including a listing of portfolio securities as of December 31, 2014, are included in the Annual Report to Shareholders for the year ended December 31, 2014 and are incorporated herein by reference.  The financial statements have been audited by […], as set forth in its report appearing in the Annual Report and incorporated herein by reference.  Additional copies of the Annual Report may be obtained, without charge, by writing or calling the Funds at 800-304-7404 or by visiting the Funds’ website at www.mairsandpower.com.

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Appendix A

MAIRS & POWER MUTUAL FUNDS

PROXY VOTING POLICIES AND PROCEDURES

Overview

The Board of Trustees (the Board) has delegated responsibility for decisions regarding proxy voting for securities held by the Mairs & Power Mutual Funds (Funds) to Mairs and Power, Inc. (Adviser). The Adviser will vote such proxies in accordance with its Proxy Voting Policies and Procedures, a summary of which may be found below.

Oversight

Oversight of the Adviser’s proxy voting practices is performed by the Adviser’s Investment Committee, which is comprised of the firm’s eight portfolio managers and the president.  The firm’s chief compliance officer is a non-voting member of the Committee.

Summary of Proxy Policies

As a general rule, it is the policy of the Adviser to vote in favor of management on all proxy statement proposals considered to be non-controversial and routine in nature.  In this regard, the following types of proposals are generally considered to be in this category:

1.	Election of directors and related compensation issues.
2.	Appointment of independent auditors.
3.	New employee incentive plans or amendments to existing incentive plans involving the issuance of new common shares representing less than 10% of the then number of common shares outstanding.
4.	Stock splits and/or dividends and requests to increase the number of authorized but unissued common shares outstanding.
5.	A variety of proposals involving such issues as charitable contributions, cumulative voting, employment, political activities, etc. all of which are deemed to be a prerogative of management.

Proposals considered controversial and/or non-routine in nature will require special case-by-case consideration by the Mairs and Power Investment Committee in order to determine the voting decision which will be in the best interest of the Fund and its Shareholders.  Examples of such proposals would include the following:

1.	Certain amendments to the articles of incorporation and corporate by-laws.
2.	Acquisition or merger related proposals.
3.	Any significant proposal related to a change in control be it friendly or unfriendly or any proposal designed to prevent or discourage unfriendly takeovers (i.e. poison pill proposals).
4.	New incentive plans or amendments to existing incentive plans that would have the potential to increase the number of the then outstanding common shares by 10% or more.
5.	All other controversial or non-routine proposals not specifically mentioned above.

Conflicts of Interest

The Investment Committee identifies and determines the materiality of any potential conflicts between the interests of the Adviser and the Funds.  Due to the size and nature of the Adviser’s business, it is anticipated that material conflicts of interest will rarely occur.  Whenever a material conflict of interest does exist, it will be addressed in one of the following ways:

1.
The proxy will be voted according to the predetermined voting policy set forth hereinabove, provided that the proposal at issue is not one which the policy requires to be considered on a case-by-case basis, and provided further that exercising the predetermined policy may not result in a vote in favor of management of a company where the conflict involved is the fact that the Adviser does business with the company.

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Appendix A

2.
In conflict situations which cannot be addressed using the predetermined voting policy, guidance will be sought from the Funds’ Board of Trustees.  The proxy will be voted as directed by the Board following full disclosure of the conflict and a determination as to what vote will be in the best interest of the Fund and its Shareholders.

Proxy Voting Disclosure

The Funds are required to report proxy voting records with the SEC via Form N-PX. The Adviser will make its proxy voting record for the Funds available to Fund shareholders on its website beginning with each twelve-month period ending June 30.  The proxy voting information will be made available on the Mairs and Power website as soon as is reasonably practicable after filing Form N-PX with the SEC.

Record Retention Requirements

The Adviser will maintain a record of documents in connection with this policy as required in its Record Retention, Retrieval and Destruction Policy.

Revised:  September 15, 2014

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MAIRS & POWER FUNDS TRUST

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Certificate of Trust. Incorporated by reference to the Mairs & Power Funds Trust (the Trust) Registration Statement filed on May 27, 2011.

(a)(2)	Declaration of Trust dated May 9, 2011. Incorporated by reference to the Trust’s Registration Statement filed on May 27, 2011.

(a)(3)
Schedule A to Declaration of Trust as amended September 27, 2011 to add Growth Fund and Balanced Fund Series.  Incorporated by reference to the Trust’s Registration Statement filed on December 28, 2011.

(b)	By-laws, dated May 17, 2011. Incorporated by reference to the Trust’s Registration Statement filed on May 27, 2011.

(c)	Instruments Defining Rights of Security Holders. None.

(d)(1)
Agreement for Investment Counsel Service entered into between the Trust and Mairs and Power, Inc., dated May 17, 2011.  Incorporated by reference to the Trust’s Registration Statement filed on May 27, 2011.

(d)(2)
Appendix A to the Agreement for Investment Counsel Service entered into between the Trust and Mairs and Power, Inc. dated December 31, 2011 to add Growth Fund and Balanced Fund.  Incorporated by reference to the Trust’s Registration Statement filed on December 28, 2011.

(e)	Distribution Agreement between Mairs & Power Funds Trust and ALPS Distributors, Inc. Incorporated by reference to the Trust’s Registration Statement filed on April 30, 2013.

(f)	None.

(g)(1)	Custodian Agreement entered into between the Trust and U.S. Bank National Association on May 17, 2011. Incorporated by reference to the Trust’s Registration Statement filed on May 27, 2011.

(g)(2)
First Amendment to the Custody Agreement entered into between the Trust and U.S. Bank National Association on December 31, 2011.  Incorporated by reference to the Trust’s Registration Statement filed on December 28, 2011.

(g)(3)
Second Amendment to the Custody Agreement entered into between the Trust and U.S. Bank National Association dated February 14, 2013. Incorporated by reference to the Trust’s Registration Statement filed on April 30, 2013.

(g)(4)	Third Amendment to the Custody Agreement entered into between the Trust and U.S. Bank National Association dated December 18, 2014 – to be filed by amendment.

(h)(1)(i)	Fund Administration Servicing Agreement entered into between the Trust and Mairs and Power, Inc. on May 17, 2011. Incorporated by reference to the Trust’s Statement filed on May 27, 2011.

(h)(1)(ii)
First Amendment to the Fund Administration Servicing Agreement entered into between the Trust and Mairs and Power, Inc. on December 31, 2011 to add Growth Fund and Balanced Fund.  Incorporated by reference to the Trust’s Registration Statement filed on December 28, 2011.

(h)(2)(i)	Transfer Agent Servicing Agreement entered into between the Trust and U.S. Bancorp Fund Services, LLC on May 17, 2011. Incorporated by reference to the Trust’s Statement filed on May 27, 2011.

(h)(2)(ii)
First Amendment to the Transfer Agent Servicing Agreement entered into between the Trust and U.S. Bancorp Fund Services, LLC on December 31, 2011 to add Growth Fund and Balanced Fund.  Incorporated by reference to the Trust’s Registration Statement filed on December 28, 2011.

(h)(2)(iii)	Second Amendment to the Transfer Agent Servicing Agreement dated May 2, 2012. Incorporated by reference to the Trust’s Registration Statement filed on April 30, 2013.

(h)(2)(iv)	Third Amendment to the Transfer Agent Servicing Agreement dated November 19, 2012. Incorporated by reference to the Trust’s Registration Statement filed on April 30, 2013.

(h)(2)(v)	Fourth Amendment to the Transfer Agent Servicing Agreement dated May 1, 2013. Incorporated by reference to the Trust’s Registration Statement filed on April 30, 2014.

(h)(2)(vi)	Fifth Amendment to the Transfer Agent Servicing Agreement dated December 1, 2014 – to be filed by amendment.

(h)(3)(i)
Fund Accounting Servicing Agreement entered into between the Trust and U.S. Bancorp Fund Services, LLC on May 17, 2011.  Incorporated by reference to the Trust’s Registration Statement filed on May 27, 2011.

(h)(3)(ii)
First Amendment to the Fund Accounting Servicing Agreement entered into between the Trust and U.S. Bancorp Fund Services, LLC on December 31, 2011 to add Growth Fund and Balanced Fund.  Incorporated by reference to the Trust’s Registration Statement filed on December 28, 2011.

(h)(3)(iii)	Second Amendment to the Fund Accounting Servicing Agreement dated January 9, 2013. Incorporated by reference to the Trust’s Registration Statement filed on April 30, 2013.

(h)(3)(iv)	Third Amendment to the Fund Accounting Servicing Agreement dated October 14, 2013. Incorporated by reference to the Trust’s Registration Statement filed on April 30, 2014.

(h)(4)(i)
Fund Administration Servicing Agreement entered into between the Trust and U.S. Bancorp Fund Services, LLC on May 17, 2011.  Incorporated by reference to the Trust’s Registration Statement filed on May 27, 2011.

(h)(4)(ii)
Addendum to the Fund Administration Servicing Agreement entered into between the Trust and U.S. Bancorp Fund Services, LLC on December 31, 2011.  Incorporated by reference to the Trust’s Registration Statement filed on December 28, 2011.

(h)(4)(iii)	Amendment to the Fund Administration Servicing Agreement dated December 17, 2013. Incorporated by reference to the Trust’s Registration Statement filed on April 30, 2014.

(h)(5)
Blue Sky Registration Agreement entered into entered into between the Trust and Quasar Distributors, LLC on May 17, 2011.  Incorporated by reference to the Trust’s Registration Statement filed on May 27, 2011.

(h)(6)(i)	NSCC Services Agreement entered into between the Trust and Quasar Distributors, LLC on May 17, 2011. Incorporated by reference to the Trust’s Registration Statement filed on May 27, 2011.

(h)(6)(ii)
First Amendment to the NSCC Services Agreement entered into between the Trust and Quasar Distributors, LLC on December 31, 2011.  Incorporated by reference to the Trust’s Registration Statement filed on December 28, 2011.

(h)(7)	Amended and Restated Expense Limitation Agreement. Incorporated by reference to the Trust’s Registration Statement filed on April 30, 2014.

(i)(1)	Legal Opinion as to Small Cap Fund shares. Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(i)(2)	Legal Opinion as to Growth Fund and Balanced Fund shares. Incorporated by reference to Registrant’s Registration Statement filed on December 28, 2011.

(j)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

(k)	Omitted Financial Statements. None.

(l)	Form of Subscription Agreement for Seed Capital Shares. Incorporated by reference to the Trust’s Registration Statement filed on May 27, 2011.

(m)	None.

(n)	None.

(o)	None.

(p)(1)	Mairs & Power Funds Trust Code of Ethics. Incorporated by reference to the Trust’s Registration Statement filed on May 27, 2011.

(p)(2)	Mairs and Power, Inc. Code of Ethics. Incorporated by reference to the Trust’s Registration Statement filed on May 27, 2011.

(p)(3)	Code of Ethics for ALPS Distributors, Inc. Incorporated by reference to the Trust’s Registration Statement filed on April 30, 2013.

(q)	Trustees’ Powers of Attorney. Incorporated by reference to the Trust’s Registration Statement filed on May 27, 2011.

Item 29. Persons Controlled by or Under Common Control with the Fund

None.

Item 30. Indemnification

The Declaration of Trust provides for trustees and officer to be indemnified as follows:

(a)      Each individual who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof. Expenses in connection with the defense of any proceeding of the character described in the preceding sentence shall be advanced by the Trust to the Covered Person from time to time prior to final disposition of such proceeding to the fullest extent permitted by law, subject to the provisions of paragraph (e) below.

(b)      For purposes of this provision, “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(c)      No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or other body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (ii) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust.

(d)      The Trust’s financial obligations arising from the indemnification provided herein may be insured by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to an individual who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such individual. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(e)      Expenses in connection with the defense of any proceeding of the character described in paragraph (a) above shall be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he or she is not entitled to indemnification under this provision; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion or memorandum, shall have determined, based upon a review of readily available facts (as opposed to a trial type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this provision.

(f)      In no event will any revision, amendment or change to this provision affect in any manner the rights of any Covered Person to receive indemnification by the Trust against all liabilities and expenses reasonably incurred or paid by the Covered Person in connection with any proceeding in which the Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust (including any amount paid or incurred by the Covered Person in the settlement of such proceeding) with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such revision, amendment or change to this provision.

The trustees and officers are insured under a policy of insurance maintained by the Trust and Mairs and Power, Inc. against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are parties by reason of being or having been such trustees or officers.

Item 31. Business and Other Connections of the Investment Adviser

Mairs and Power, Inc. (the Adviser) serves as the investment adviser to the Trust. The Adviser also serves as investment adviser to individual and institutional separate accounts. The business and other connections of the Adviser, as well as the names and titles of the executive officers and directors of the Adviser, are further described in the Adviser’s Form ADV as filed with the SEC.

Item 32. Principal Underwriter

(a)  ALPS Distributors, Inc. acts as the distributor for the Trust and the following investment companies: 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, BLDRS Index Funds Trust, BPV Family of Funds, Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Centaur Mutual Funds Trust, Centre Funds, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds,  DBX ETF Trust, db-X Exchange-Traded Funds Inc., EGA Emerging Global Shares Trust, EGA Frontier Diversified Core Fund, Financial Investors Trust, Firsthand Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust,  Stadion Investment Trust, Stone Harbor Investment Funds, Transparent Value Trust,  Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, Wilmington Funds and WisdomTree Trust.

(b)  To the best of the Trust's knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name and Address*	Positions and Offices with Underwriter	Positions and Offices with the Trust
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None

Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None
Gary Ross	Vice President, Director of Sales	None
Erin D. Nelson	Vice President, Assistant General Counsel	None
JoEllen Legg	Vice President, Assistant General Counsel	None
David T. Buhler	Vice President, Senior Associate Counsel	None
Rhonda A. Mills	Vice President, Associate Counsel	None
Jennifer T. Welsh	Vice President, Associate Counsel	None
Paul F. Leone	Vice President, Associate Counsel	None
Randall D. Young	Secretary	None
Gregg Wm. Givens	Vice President, Treasurer and Asst. Secretary	None

*The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)           Not Applicable.

Item 33. Location of Accounts and Records

Investment Adviser and Administrator:	Mairs and Power, Inc.
W1520 First National Bank Building
332 Minnesota Street
Saint Paul, Minnesota 55101-1363

Custodian:	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Accounting Agent, Transfer Agent and Sub-Administrator:	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

Distributor:	ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Item 34. Management Services

None.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Trust has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of St. Paul and State of Minnesota, on February 27, 2015.

MAIRS & POWER FUNDS TRUST

/s/ Mark L. Henneman
Mark L. Henneman
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Mark L. Henneman	President	February 27, 2015
Mark L. Henneman	(principal Executive Officer)

/s/ Andrea C. Stimmel	Treasurer and Chief Compliance Officer	February 27, 2015
Andrea C. Stimmel	(principal Financial and Accounting Officer)

/s/ Jon A. Theobald	Trustee	February 27, 2015
Jon A. Theobald

Mary Schmid Daugherty *	Trustee	February 27, 2015
Mary Schmid Daugherty

Norbert J. Conzemius *	Trustee	February 27, 2015
Norbert J. Conzemius

Bert J. McKasy *	Trustee	February 27, 2015
Bert J. McKasy

*	By	/s/ Andrea C. Stimmel
Andrea C. Stimmel, as attorney-in-fact pursuant to power of attorney dated May 17, 2011, which was previously filed and is incorporated herein by reference.